Quarterly Holdings Report
for

Fidelity® Small Cap Index Fund

January 31, 2020

SSP-QTLY-0320
1.883103.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	59,368	$3,435,626
Bandwidth, Inc. (a)	85,197	6,045,579
Cincinnati Bell, Inc. (a)	263,827	3,617,068
Cogent Communications Group, Inc.	224,548	15,927,190
Consolidated Communications Holdings, Inc. (b)	376,452	1,818,263
Frontier Communications Corp. (a)(b)	560,542	309,251
IDT Corp. Class B (a)	88,117	666,165
Intelsat SA (a)(b)	350,988	1,196,869
Iridium Communications, Inc. (a)	525,333	13,422,258
Ooma, Inc. (a)	104,909	1,377,455
ORBCOMM, Inc. (a)	395,199	1,418,764
Pareteum Corp. (a)(b)	671,577	447,270
PDVWireless, Inc. (a)(b)	58,005	2,694,912
Vonage Holdings Corp. (a)	1,201,161	10,654,298
		63,030,968
Entertainment - 0.1%
AMC Entertainment Holdings, Inc. Class A (b)	268,800	1,752,576
Eros International PLC (a)(b)	381,252	918,817
Gaia, Inc. Class A (a)(b)	53,711	454,395
Glu Mobile, Inc. (a)	616,021	3,634,524
IMAX Corp. (a)	279,752	4,627,098
LiveXLive Media, Inc. (a)(b)	139,429	195,201
Marcus Corp.	119,076	3,471,065
Reading International, Inc. Class A (a)	82,619	842,714
		15,896,390
Interactive Media & Services - 0.5%
Care.com, Inc. (a)(b)	116,247	1,740,218
CarGurus, Inc. Class A (a)(b)	397,589	14,174,048
Cars.com, Inc. (a)(b)	357,025	4,166,482
DHI Group, Inc. (a)	258,635	724,178
Eventbrite, Inc. (a)	194,525	4,114,204
EverQuote, Inc. Class A (a)(b)	47,033	1,725,641
Liberty TripAdvisor Holdings, Inc. (a)	393,651	2,318,604
MeetMe, Inc. (a)(b)	370,577	1,975,175
QuinStreet, Inc. (a)	246,938	3,199,082
Travelzoo, Inc. (a)	27,208	276,161
TrueCar, Inc. (a)	561,008	2,075,730
Yelp, Inc. (a)	363,588	11,852,969
		48,342,492
Media - 1.0%
Boston Omaha Corp. (a)(b)	55,927	1,128,607
Cardlytics, Inc. (a)	75,981	6,376,326
Cbdmd, Inc. (a)(b)	51,287	53,338
Central European Media Enterprises Ltd. Class A (a)	473,743	2,117,631
Clear Channel Outdoor Holdings, Inc. (a)	259,738	709,085
comScore, Inc. (a)(b)	256,983	1,015,083
Cumulus Media, Inc. (a)	76,365	1,069,110
Daily Journal Corp. (a)(b)	5,811	1,598,025
E.W. Scripps Co. Class A	293,436	3,562,313
Emerald Expositions Events, Inc.	132,276	1,379,639
Entercom Communications Corp. Class A	637,185	2,529,624
Entravision Communication Corp. Class A	306,918	681,358
Fluent, Inc. (a)	222,365	602,609
Gray Television, Inc. (a)	483,305	9,801,425
Hemisphere Media Group, Inc. (a)	87,650	1,178,016
Lee Enterprises, Inc. (a)(b)	292,718	617,635
Liberty Latin America Ltd.:
Class A (a)	220,349	3,675,421
Class C (a)	630,048	10,616,309
Liberty Media Corp.:
Liberty Braves Class A (a)	1,778	52,007
Liberty Braves Class C (a)	243,421	7,095,722
Loral Space & Communications Ltd. (a)	69,731	2,243,246
Marchex, Inc. Class B (a)	180,182	614,421
MDC Partners, Inc. Class A (a)	291,122	660,847
Meredith Corp. (b)	212,119	6,374,176
MSG Network, Inc. Class A (a)(b)	229,498	3,490,665
National CineMedia, Inc. (b)	333,842	2,463,754
New Media Investment Group, Inc. (b)	624,763	3,817,302
Saga Communications, Inc. Class A	18,284	554,371
Scholastic Corp.	156,586	5,159,509
TechTarget, Inc. (a)	123,306	3,130,739
Tegna, Inc.	1,152,489	19,477,064
Tribune Publishing Co.	93,122	1,169,612
WideOpenWest, Inc. (a)	131,278	886,127
		105,901,116
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	231,532	2,602,420
Gogo, Inc. (a)(b)	288,415	1,517,063
Shenandoah Telecommunications Co.	253,852	10,242,928
Spok Holdings, Inc.	92,599	983,401
		15,345,812

TOTAL COMMUNICATION SERVICES		248,516,778

CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.0%
Adient PLC (a)	465,422	11,966,000
American Axle & Manufacturing Holdings, Inc. (a)	593,242	5,481,556
Cooper Tire & Rubber Co.	266,408	7,057,148
Cooper-Standard Holding, Inc. (a)	89,477	2,372,930
Dana, Inc.	764,218	11,776,599
Dorman Products, Inc. (a)	142,504	9,946,779
Fox Factory Holding Corp. (a)	199,348	13,121,085
Gentherm, Inc. (a)	174,403	8,041,722
LCI Industries	128,967	13,924,567
Modine Manufacturing Co. (a)	260,470	1,831,104
Motorcar Parts of America, Inc. (a)(b)	98,741	1,960,996
Standard Motor Products, Inc.	111,128	5,398,598
Stoneridge, Inc. (a)	139,254	3,879,616
Tenneco, Inc. (b)	266,831	2,526,890
Visteon Corp. (a)(b)	147,918	11,805,336
		111,090,926
Automobiles - 0.1%
Winnebago Industries, Inc.	164,987	9,034,688
Distributors - 0.1%
Core-Mark Holding Co., Inc.	240,627	5,640,297
Funko, Inc. (a)(b)	115,816	1,740,714
Weyco Group, Inc.	29,241	662,309
		8,043,320
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	285,747	9,861,129
American Public Education, Inc. (a)	81,727	1,947,554
Career Education Corp. (a)	366,452	6,515,517
Carriage Services, Inc.	87,143	2,062,675
Chegg, Inc. (a)(b)	627,055	25,853,478
Collectors Universe, Inc.	47,506	1,166,747
Houghton Mifflin Harcourt Co. (a)	555,304	3,065,278
K12, Inc. (a)	209,158	3,375,810
Laureate Education, Inc. Class A (a)	624,574	13,016,122
OneSpaWorld Holdings Ltd. (b)	241,140	3,619,511
Regis Corp. (a)	125,917	1,954,232
Select Interior Concepts, Inc. (a)	108,950	899,927
Strategic Education, Inc.	112,870	18,317,672
Weight Watchers International, Inc. (a)(b)	247,673	8,168,256
		99,823,908
Hotels, Restaurants & Leisure - 2.8%
BFC Financial Corp. Class A	340,071	1,319,475
Biglari Holdings, Inc. (a)	5,123	555,743
BJ's Restaurants, Inc.	101,019	4,018,536
Bloomin' Brands, Inc.	460,362	9,561,719
Bluegreen Vacations Corp. (b)	36,846	338,246
Boyd Gaming Corp.	426,686	12,736,577
Brinker International, Inc. (b)	197,830	8,445,363
Carrols Restaurant Group, Inc. (a)(b)	183,907	834,938
Century Casinos, Inc. (a)	140,347	1,169,091
Churchill Downs, Inc.	185,772	26,821,761
Chuy's Holdings, Inc. (a)(b)	87,946	2,159,074
Cracker Barrel Old Country Store, Inc.	126,880	19,403,758
Dave & Buster's Entertainment, Inc. (b)	163,736	7,230,582
Del Taco Restaurants, Inc. (a)	152,887	1,152,768
Denny's Corp. (a)	306,775	6,279,684
Dine Brands Global, Inc.	84,643	7,215,816
Drive Shack, Inc. (a)(b)	321,560	1,215,497
El Pollo Loco Holdings, Inc. (a)(b)	106,449	1,466,867
Eldorado Resorts, Inc. (a)(b)	348,546	20,836,080
Everi Holdings, Inc. (a)	365,278	4,565,975
Fiesta Restaurant Group, Inc. (a)	127,893	1,269,977
Golden Entertainment, Inc. (a)	91,652	1,572,748
Habit Restaurants, Inc. Class A (a)	108,434	1,508,317
Inspired Entertainment, Inc. (a)	41,858	245,288
J. Alexanders Holdings, Inc. (a)	66,998	641,841
Jack in the Box, Inc.	136,280	11,140,890
Kura Sushi U.S.A., Inc. Class A (a)	17,968	404,639
Lindblad Expeditions Holdings (a)	123,334	2,033,778
Marriott Vacations Worldwide Corp.	219,123	26,347,350
Monarch Casino & Resort, Inc. (a)	60,852	3,266,535
Nathan's Famous, Inc.	15,327	1,011,582
Noodles & Co. (a)	152,580	1,089,421
Papa John's International, Inc.	117,065	7,583,471
Penn National Gaming, Inc. (a)	581,762	17,353,960
PlayAGS, Inc. (a)	140,374	1,443,045
Potbelly Corp. (a)	112,808	486,202
RCI Hospitality Holdings, Inc.	48,055	852,015
Red Lion Hotels Corp. (a)	124,391	343,319
Red Robin Gourmet Burgers, Inc. (a)(b)	68,483	2,251,036
Red Rock Resorts, Inc.	370,865	9,089,901
Ruth's Hospitality Group, Inc.	147,362	3,020,921
Scientific Games Corp. Class A (a)	296,088	7,354,826
SeaWorld Entertainment, Inc. (a)	249,740	8,606,040
Shake Shack, Inc. Class A (a)(b)	153,595	10,359,983
Target Hospitality Corp. (a)(b)	173,973	951,632
Texas Roadhouse, Inc. Class A	349,738	21,858,625
The Cheesecake Factory, Inc. (b)	220,420	8,464,128
Twin River Worldwide Holdings, Inc.	93,590	2,494,174
Wingstop, Inc.	155,420	14,418,313
		304,791,507
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	51,552	630,481
Beazer Homes U.S.A., Inc. (a)	155,316	2,135,595
Cavco Industries, Inc. (a)	45,796	10,259,220
Century Communities, Inc. (a)	144,160	4,277,227
Ethan Allen Interiors, Inc.	128,854	2,080,992
Flexsteel Industries, Inc.	38,213	626,693
GoPro, Inc. Class A (a)(b)	670,769	2,642,830
Green Brick Partners, Inc. (a)	129,213	1,497,579
Hamilton Beach Brands Holding Co. Class A	34,796	549,777
Helen of Troy Ltd. (a)	132,899	25,124,556
Hooker Furniture Corp.	62,540	1,540,986
Installed Building Products, Inc. (a)	120,388	8,924,362
iRobot Corp. (a)(b)	145,678	6,854,150
KB Home	454,228	17,056,261
La-Z-Boy, Inc.	238,109	7,295,660
Legacy Housing Corp. (a)	30,729	431,128
LGI Homes, Inc. (a)(b)	106,697	8,508,019
Lifetime Brands, Inc.	54,247	367,252
Lovesac (a)(b)	46,071	522,906
M.D.C. Holdings, Inc.	267,940	11,290,992
M/I Homes, Inc. (a)	143,469	6,368,589
Meritage Homes Corp. (a)	191,773	13,608,212
Purple Innovation, Inc. (a)	41,641	523,427
Skyline Champion Corp. (a)	267,447	7,689,101
Sonos, Inc. (a)(b)	373,689	5,127,013
Taylor Morrison Home Corp. (a)	557,627	14,431,387
TopBuild Corp. (a)	177,362	20,309,723
TRI Pointe Homes, Inc. (a)	731,291	11,890,792
Tupperware Brands Corp. (b)	256,915	1,608,288
Universal Electronics, Inc. (a)	71,282	3,530,597
William Lyon Homes, Inc. (a)	168,615	3,910,182
Zagg, Inc. (a)(b)	148,412	1,121,995
		202,735,972
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	133,809	2,032,559
Duluth Holdings, Inc. (a)(b)	57,245	483,720
Groupon, Inc. (a)	2,392,760	6,891,149
Lands' End, Inc. (a)(b)	56,574	659,087
Leaf Group Ltd. (a)	83,023	289,750
Liquidity Services, Inc. (a)	141,277	751,594
Overstock.com, Inc. (a)(b)	141,115	1,145,854
PetMed Express, Inc.	104,587	2,636,638
Quotient Technology, Inc. (a)	400,304	4,031,061
Shutterstock, Inc. (a)	102,456	4,439,418
Stamps.com, Inc. (a)	87,660	6,529,793
Stitch Fix, Inc. (a)(b)	219,854	5,034,657
The RealReal, Inc. (b)	94,472	1,367,010
The Rubicon Project, Inc. (a)	261,680	2,449,325
Waitr Holdings, Inc. (a)	282,510	97,099
		38,838,714
Leisure Products - 0.4%
Acushnet Holdings Corp.	186,729	5,782,997
American Outdoor Brands Corp. (a)(b)	289,691	2,728,889
Callaway Golf Co.	495,316	10,609,669
Clarus Corp.	125,548	1,659,117
Escalade, Inc.	49,463	435,274
Johnson Outdoors, Inc. Class A	26,000	2,043,600
Malibu Boats, Inc. Class A (a)	108,650	4,757,784
Marine Products Corp.	36,741	514,374
MCBC Holdings, Inc. (a)	99,067	1,740,607
Sturm, Ruger & Co., Inc.	88,189	4,367,119
Vista Outdoor, Inc. (a)	309,522	2,299,748
YETI Holdings, Inc. (a)(b)	218,585	7,947,751
		44,886,929
Multiline Retail - 0.1%
Big Lots, Inc.	205,759	5,567,839
Dillard's, Inc. Class A (b)	52,803	3,206,198
JC Penney Corp., Inc. (a)(b)	1,675,570	1,248,300
		10,022,337
Specialty Retail - 2.4%
Aaron's, Inc. Class A	357,883	21,243,935
Abercrombie & Fitch Co. Class A	333,307	5,452,903
America's Car Mart, Inc. (a)	32,946	3,616,812
American Eagle Outfitters, Inc.	842,773	12,135,931
Asbury Automotive Group, Inc. (a)	102,144	9,851,789
Ascena Retail Group, Inc. (a)(b)	42,354	186,358
At Home Group, Inc. (a)(b)	249,471	1,412,006
Barnes & Noble Education, Inc. (a)	216,997	746,470
Bed Bath & Beyond, Inc. (b)	646,604	9,214,107
Boot Barn Holdings, Inc. (a)	148,265	6,222,682
Caleres, Inc.	209,987	3,685,272
Camping World Holdings, Inc.	175,399	2,730,962
Chico's FAS, Inc.	614,954	2,392,171
Citi Trends, Inc.	61,335	1,428,492
Conn's, Inc. (a)(b)	94,631	828,968
DSW, Inc. Class A (b)	327,796	4,667,815
Express, Inc. (a)(b)	352,562	1,413,774
GameStop Corp. Class A (b)	480,290	1,844,314
Genesco, Inc. (a)	77,281	3,038,689
GNC Holdings, Inc. Class A (a)(b)	430,090	920,393
Group 1 Automotive, Inc.	93,477	9,419,677
Guess?, Inc.	244,177	5,198,528
Haverty Furniture Companies, Inc.	95,846	1,929,380
Hibbett Sports, Inc. (a)(b)	93,840	2,325,355
Hudson Ltd. (a)	212,974	2,336,325
J.Jill, Inc. (b)	85,293	101,499
Lithia Motors, Inc. Class A (sub. vtg.) (b)	118,658	16,094,771
Lumber Liquidators Holdings, Inc. (a)(b)	149,406	1,136,980
MarineMax, Inc. (a)	112,858	2,249,260
Michaels Companies, Inc. (a)(b)	447,222	2,204,804
Monro, Inc.	172,913	10,841,645
Murphy U.S.A., Inc. (a)	154,077	15,742,047
National Vision Holdings, Inc. (a)	415,270	14,169,012
Office Depot, Inc.	2,874,567	6,381,539
Party City Holdco, Inc. (a)(b)	282,314	813,064
Rent-A-Center, Inc.	261,344	7,612,951
RH (a)(b)	87,557	18,277,524
RTW Retailwinds, Inc. (a)	127,852	50,438
Sally Beauty Holdings, Inc. (a)(b)	639,605	9,817,937
Shoe Carnival, Inc. (b)	50,142	1,798,092
Signet Jewelers Ltd.	275,121	6,688,192
Sleep Number Corp. (a)	148,160	7,643,574
Sonic Automotive, Inc. Class A (sub. vtg.)	129,168	4,085,584
Sportsman's Warehouse Holdings, Inc. (a)	222,328	1,440,685
Tailored Brands, Inc. (b)	263,381	1,048,256
The Buckle, Inc.	153,629	3,750,084
The Cato Corp. Class A (sub. vtg.)	118,836	1,906,129
The Children's Place Retail Stores, Inc. (b)	80,461	4,801,108
The Container Store Group, Inc. (a)(b)	83,667	338,015
Tilly's, Inc.	116,698	991,933
Winmark Corp.	13,176	2,621,629
Zumiez, Inc. (a)	106,222	3,310,940
		260,160,800
Textiles, Apparel & Luxury Goods - 1.0%
Centric Brands, Inc. (a)(b)	77,792	154,806
Crocs, Inc. (a)	365,856	13,869,601
Culp, Inc.	55,393	699,614
Deckers Outdoor Corp. (a)	148,712	28,390,608
Delta Apparel, Inc. (a)	32,294	809,934
Fossil Group, Inc. (a)	247,445	1,665,305
G-III Apparel Group Ltd. (a)	234,259	6,374,187
Kontoor Brands, Inc. (b)	234,274	8,935,210
Movado Group, Inc. (b)	85,333	1,469,434
Oxford Industries, Inc.	88,620	6,150,228
Rocky Brands, Inc.	36,925	1,002,145
Steven Madden Ltd.	444,582	17,143,082
Superior Group of Companies, Inc.	50,903	586,912
Unifi, Inc. (a)	77,225	1,661,882
Vera Bradley, Inc. (a)	108,398	1,038,453
Vince Holding Corp. (a)(b)	16,207	239,377
Wolverine World Wide, Inc.	421,934	13,320,456
		103,511,234

TOTAL CONSUMER DISCRETIONARY		1,192,940,335

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	44,323	15,795,831
Celsius Holdings, Inc. (a)(b)	153,315	827,901
Coca-Cola Bottling Co. Consolidated	24,974	6,763,209
Craft Brew Alliance, Inc. (a)	61,256	1,004,598
MGP Ingredients, Inc. (b)	69,696	2,373,846
National Beverage Corp. (b)	63,183	2,711,183
New Age Beverages Corp. (a)(b)	395,942	688,939
Primo Water Corp. (a)	186,227	2,806,441
		32,971,948
Food & Staples Retailing - 0.7%
Andersons, Inc.	168,387	3,808,914
BJ's Wholesale Club Holdings, Inc. (a)	591,617	12,139,981
Chefs' Warehouse Holdings (a)(b)	129,999	4,731,964
HF Foods Group, Inc. (a)(b)	40,304	701,290
Ingles Markets, Inc. Class A	75,484	3,146,928
Natural Grocers by Vitamin Cottage, Inc.	49,412	447,179
Performance Food Group Co. (a)	544,103	28,179,094
PriceSmart, Inc.	119,318	7,309,421
Rite Aid Corp. (a)(b)	292,713	3,497,920
SpartanNash Co.	193,190	2,353,054
United Natural Foods, Inc. (a)	284,852	2,050,934
Village Super Market, Inc. Class A	44,003	979,507
Weis Markets, Inc.	52,369	1,921,419
		71,267,605
Food Products - 1.2%
Alico, Inc.	19,724	709,867
B&G Foods, Inc. Class A (b)	336,074	5,397,348
Bridgford Foods Corp. (a)	9,267	176,629
Cal-Maine Foods, Inc.	167,071	5,962,764
Calavo Growers, Inc. (b)	85,838	6,576,049
Darling International, Inc. (a)	868,885	23,572,850
Farmer Brothers Co. (a)	56,787	680,308
Fresh Del Monte Produce, Inc.	162,151	5,088,298
Freshpet, Inc. (a)	182,335	11,465,225
Hostess Brands, Inc. Class A (a)(b)	631,393	8,473,294
J&J Snack Foods Corp.	79,979	13,263,717
John B. Sanfilippo & Son, Inc.	45,870	3,866,841
Lancaster Colony Corp.	100,040	15,471,186
Landec Corp. (a)	140,983	1,579,010
Limoneira Co.	81,095	1,582,974
Sanderson Farms, Inc.	105,379	14,509,635
Seneca Foods Corp. Class A (a)	35,208	1,392,476
The Simply Good Foods Co. (a)	437,354	10,046,021
Tootsie Roll Industries, Inc. (b)	86,855	2,962,624
		132,777,116
Household Products - 0.2%
Central Garden & Pet Co. (a)	12,259	394,862
Central Garden & Pet Co. Class A (non-vtg.) (a)	269,862	8,085,066
Oil-Dri Corp. of America	26,837	950,030
WD-40 Co.	72,548	13,553,417
		22,983,375
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	210,413	4,553,337
Edgewell Personal Care Co. (a)	286,010	7,384,778
elf Beauty, Inc. (a)	137,806	2,160,798
Inter Parfums, Inc.	93,028	6,429,165
LifeVantage Corp. (a)	72,888	1,193,905
MediFast, Inc.	58,630	5,665,417
Nature's Sunshine Products, Inc. (a)	40,751	389,580
Revlon, Inc. (a)(b)	36,735	785,027
USANA Health Sciences, Inc. (a)	66,526	4,104,654
Youngevity International, Inc. (a)(b)	39,159	61,088
		32,727,749
Tobacco - 0.2%
22nd Century Group, Inc. (a)(b)	602,019	557,951
Pyxus International, Inc. (a)(b)	45,362	310,730
Turning Point Brands, Inc. (b)	43,743	999,090
Universal Corp.	129,846	6,901,315
Vector Group Ltd. (b)	587,674	7,722,036
		16,491,122

TOTAL CONSUMER STAPLES		309,218,915

ENERGY - 2.5%
Energy Equipment & Services - 0.8%
Archrock, Inc.	683,346	5,705,939
Cactus, Inc.	249,649	7,194,884
COVIA Corp. (a)(b)	217,303	347,685
Diamond Offshore Drilling, Inc. (a)(b)	349,365	1,617,560
DMC Global, Inc. (b)	74,986	3,136,664
Dril-Quip, Inc. (a)	191,932	7,850,019
Era Group, Inc. (a)	101,521	1,009,119
Exterran Corp. (a)	152,043	821,032
Forum Energy Technologies, Inc. (a)	430,511	456,342
Frank's International NV (a)	571,695	2,000,933
FTS International, Inc. (a)	166,544	101,925
Geospace Technologies Corp. (a)	70,020	938,968
Helix Energy Solutions Group, Inc. (a)	754,620	6,293,531
Independence Contract Drilling, Inc. (a)	242,239	170,149
KLX Energy Services Holdings, Inc. (a)	113,203	457,340
Liberty Oilfield Services, Inc. Class A	284,375	2,411,500
Mammoth Energy Services, Inc. (b)	69,079	98,092
Matrix Service Co. (a)	143,425	2,885,711
Nabors Industries Ltd.	1,871,116	3,873,210
Natural Gas Services Group, Inc. (a)	64,456	678,077
NCS Multistage Holdings, Inc. (a)	54,910	84,012
Newpark Resources, Inc. (a)	475,737	2,378,685
Nextier Oilfield Solutions, Inc. (a)	846,586	4,359,918
Nine Energy Service, Inc. (a)(b)	83,466	403,975
Noble Corp. (a)(b)	1,297,863	1,048,414
Oceaneering International, Inc. (a)	526,703	6,536,384
Oil States International, Inc. (a)	320,141	3,451,120
Pacific Drilling SA (a)	156,304	287,599
Parker Drilling Co. (a)	46,795	787,092
ProPetro Holding Corp. (a)	422,990	4,119,923
RigNet, Inc. (a)	71,318	296,683
RPC, Inc. (b)	305,677	1,384,717
SEACOR Holdings, Inc. (a)	92,645	3,482,526
SEACOR Marine Holdings, Inc. (a)	98,125	1,024,425
Seadrill Ltd. (a)(b)	309,887	424,545
Select Energy Services, Inc. Class A (a)	317,822	2,212,041
Smart Sand, Inc. (a)(b)	109,969	223,237
Solaris Oilfield Infrastructure, Inc. Class A	167,685	1,933,408
TETRA Technologies, Inc. (a)	636,413	973,712
Tidewater, Inc. (a)	210,761	3,199,352
U.S. Silica Holdings, Inc. (b)	391,632	2,012,988
U.S. Well Services, Inc. (a)	91,954	123,218
		88,796,654
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. (a)(b)	831,923	190,510
Altus Midstream Co. (a)(b)	263,167	547,387
Amplify Energy Corp. New (b)	69,612	375,209
Arch Coal, Inc.	80,200	4,132,706
Ardmore Shipping Corp. (a)	175,688	1,080,481
Berry Petroleum Corp.	334,523	2,291,483
Bonanza Creek Energy, Inc. (a)	99,601	1,811,742
Brigham Minerals, Inc. Class A	85,005	1,445,935
California Resources Corp. (a)(b)	253,734	1,862,408
Callon Petroleum Co. (a)(b)	2,040,324	6,120,972
Chaparral Energy, Inc. Class A (a)(b)	156,342	161,032
Clean Energy Fuels Corp. (a)	720,101	1,656,232
CNX Resources Corp. (a)	989,230	7,152,133
Comstock Resources, Inc. (a)(b)	83,527	461,904
CONSOL Energy, Inc. (a)	135,164	1,098,883
Contura Energy, Inc. (a)	94,794	548,857
CVR Energy, Inc.	156,720	5,424,079
Delek U.S. Holdings, Inc. (b)	391,771	10,758,032
Denbury Resources, Inc. (a)(b)	2,553,317	2,515,017
DHT Holdings, Inc.	491,026	2,764,476
Diamond S Shipping, Inc. (a)	117,539	1,302,332
Dorian LPG Ltd. (a)	146,058	1,916,281
Earthstone Energy, Inc. (a)(b)	105,800	529,000
Energy Fuels, Inc. (a)(b)	497,545	714,323
Evolution Petroleum Corp.	146,416	737,937
Extraction Oil & Gas, Inc. (a)(b)	448,290	636,572
Falcon Minerals Corp.	202,923	1,116,077
GasLog Ltd.	211,737	1,372,056
Golar LNG Ltd.	504,648	4,854,714
Goodrich Petroleum Corp. (a)	43,062	288,946
Green Plains, Inc. (b)	185,735	2,316,115
Gulfport Energy Corp. (a)(b)	848,890	1,315,780
Hallador Energy Co.	98,788	163,988
Highpoint Resources, Inc. (a)(b)	593,152	688,056
International Seaways, Inc. (a)	134,524	2,994,504
Laredo Petroleum, Inc. (a)	949,053	1,632,371
Magnolia Oil & Gas Corp. Class A (a)(b)	540,444	5,685,471
Matador Resources Co. (a)(b)	589,922	8,654,156
Montage Resources Corp. (a)	113,865	415,607
NACCO Industries, Inc. Class A	19,300	909,802
National Energy Services Reunited Corp. (a)	125,330	825,925
Nextdecade Corp. (a)	52,827	258,324
Nordic American Tanker Shipping Ltd.	741,480	2,506,202
Northern Oil & Gas, Inc. (a)(b)	1,575,981	2,616,128
Oasis Petroleum, Inc. (a)	1,695,941	3,815,867
Overseas Shipholding Group, Inc. (a)	339,643	604,565
Panhandle Royalty Co. Class A	71,919	519,974
Par Pacific Holdings, Inc. (a)(b)	187,375	3,769,985
PDC Energy, Inc. (a)	530,550	11,454,575
Peabody Energy Corp.	340,708	2,303,186
Penn Virginia Corp. (a)	73,348	1,567,447
PrimeEnergy Corp. (a)	2,648	385,681
QEP Resources, Inc.	1,274,414	4,039,892
Renewable Energy Group, Inc. (a)(b)	195,502	5,137,793
Rex American Resources Corp. (a)	30,108	2,268,638
Ring Energy, Inc. (a)(b)	315,482	681,441
Rosehill Resources, Inc. (a)	49,300	52,258
SandRidge Energy, Inc. (a)	161,866	412,758
Scorpio Tankers, Inc.	234,065	5,463,077
Ship Finance International Ltd. (NY Shares) (b)	427,114	5,654,989
SilverBow Resources, Inc. (a)	36,367	193,472
SM Energy Co.	595,638	5,467,957
Southwestern Energy Co. (a)(b)	2,890,895	4,538,705
Talos Energy, Inc. (a)	107,903	2,367,392
Teekay Corp. (b)	368,778	1,312,850
Teekay Tankers Ltd. (a)	127,231	2,072,593
Tellurian, Inc. (a)(b)	500,769	3,515,398
Unit Corp. (a)	281,464	112,529
Uranium Energy Corp. (a)(b)	896,258	743,805
W&T Offshore, Inc. (a)	504,101	2,086,978
Whiting Petroleum Corp. (a)(b)	486,140	2,207,076
World Fuel Services Corp.	341,704	13,367,460
		182,968,486

TOTAL ENERGY		271,765,140

FINANCIALS - 17.6%
Banks - 9.4%
1st Constitution Bancorp	45,617	919,183
1st Source Corp.	77,242	3,645,050
ACNB Corp.	32,603	1,044,926
Allegiance Bancshares, Inc. (b)	101,168	3,763,450
Amalgamated Bank	73,659	1,269,881
American National Bankshares, Inc.	55,403	1,889,242
Ameris Bancorp	324,189	13,029,156
Ames National Corp.	45,497	1,213,860
Arrow Financial Corp.	65,991	2,313,644
Atlantic Capital Bancshares, Inc. (a)	116,748	2,203,035
Banc of California, Inc.	242,347	3,867,858
BancFirst Corp.	100,786	5,825,431
Bancorp, Inc., Delaware (a)	269,934	3,193,319
BancorpSouth Bank	524,327	14,980,022
Bank First National Corp. (b)	30,604	1,920,095
Bank of Commerce Holdings	79,292	848,424
Bank of Marin Bancorp	71,297	3,141,346
Bank7 Corp.	17,938	326,292
BankFinancial Corp.	65,537	817,246
Bankwell Financial Group, Inc.	30,623	827,740
Banner Corp.	186,367	9,607,219
Bar Harbor Bankshares	80,378	1,768,316
BayCom Corp. (a)	59,710	1,341,087
BCB Bancorp, Inc.	67,782	889,300
Berkshire Hills Bancorp, Inc.	241,774	6,805,938
Boston Private Financial Holdings, Inc.	443,302	5,053,643
Bridge Bancorp, Inc.	88,000	2,670,800
Brookline Bancorp, Inc., Delaware	418,949	6,368,025
Bryn Mawr Bank Corp.	107,306	4,026,121
Business First Bancshares, Inc.	64,029	1,586,639
Byline Bancorp, Inc.	127,428	2,459,360
C & F Financial Corp.	15,663	783,933
Cadence Bancorp Class A	666,761	10,421,474
Cambridge Bancorp	23,131	1,669,596
Camden National Corp.	81,564	3,854,715
Capital Bancorp, Inc. (a)	38,229	520,679
Capital City Bank Group, Inc.	72,649	2,071,949
Capstar Financial Holdings, Inc.	76,578	1,146,373
Carolina Financial Corp.	125,077	4,796,703
Carter Bank & Trust (a)(b)	120,361	2,381,944
Cathay General Bancorp	407,343	14,688,789
CBTX, Inc.	97,100	2,869,305
Centerstate Banks of Florida, Inc.	638,555	14,405,801
Central Pacific Financial Corp.	149,892	4,156,505
Central Valley Community Bancorp	54,967	1,032,830
Century Bancorp, Inc. Class A (non-vtg.)	14,693	1,263,598
Chemung Financial Corp.	19,251	763,687
Citizens & Northern Corp.	58,560	1,497,379
City Holding Co.	85,122	6,442,033
Civista Bancshares, Inc.	82,089	1,806,779
CNB Financial Corp., Pennsylvania	75,557	2,233,465
Coastal Financial Corp. of Washington (a)	39,009	694,360
Codorus Valley Bancorp, Inc.	45,551	993,012
Colony Bankcorp, Inc.	35,066	538,263
Columbia Banking Systems, Inc.	382,248	14,792,998
Community Bank System, Inc.	268,577	17,798,598
Community Bankers Trust Corp.	101,217	893,746
Community Financial Corp.	22,699	771,766
Community Trust Bancorp, Inc.	84,124	3,680,425
ConnectOne Bancorp, Inc.	183,105	4,323,109
CrossFirst Bankshares, Inc. (a)(b)	37,489	511,725
Customers Bancorp, Inc. (a)	152,997	3,271,076
CVB Financial Corp.	706,916	14,682,645
Dime Community Bancshares, Inc.	170,480	3,309,017
Eagle Bancorp, Inc.	174,455	7,623,684
Enterprise Bancorp, Inc.	46,167	1,432,100
Enterprise Financial Services Corp.	129,819	5,648,425
Equity Bancshares, Inc. (a)	80,738	2,168,623
Esquire Financial Holdings, Inc. (a)	33,792	768,768
Evans Bancorp, Inc.	25,166	982,481
Farmers & Merchants Bancorp, Inc. (b)	48,799	1,434,691
Farmers National Banc Corp.	126,848	2,006,735
FB Financial Corp.	92,900	3,311,885
Fidelity D & D Bancorp, Inc. (b)	13,470	765,770
Financial Institutions, Inc.	83,801	2,581,909
First Bancorp, North Carolina	157,574	5,590,726
First Bancorp, Puerto Rico	1,139,287	10,561,190
First Bancshares, Inc.	88,855	3,058,389
First Bank Hamilton New Jersey	72,397	774,648
First Busey Corp.	276,230	7,043,865
First Business Finance Services, Inc.	40,174	1,011,581
First Capital, Inc. (b)	16,215	1,071,974
First Choice Bancorp	49,466	1,204,002
First Commonwealth Financial Corp.	521,651	7,052,722
First Community Bankshares, In	79,995	2,344,653
First Financial Bancorp, Ohio	517,044	12,429,738
First Financial Bankshares, Inc.	690,155	23,133,996
First Financial Corp., Indiana	69,914	2,917,511
First Financial Northwest, Inc.	37,134	543,270
First Foundation, Inc.	210,729	3,477,029
First Guaranty Bancshares, Inc.	23,586	424,548
First Internet Bancorp	49,633	1,315,771
First Interstate Bancsystem, Inc.	201,245	7,747,933
First Merchants Corp.	291,131	11,572,457
First Mid-Illinois Bancshares, Inc.	76,313	2,499,251
First Midwest Bancorp, Inc., Delaware	563,798	11,242,132
First Northwest Bancorp	42,627	673,080
First of Long Island Corp.	123,353	2,721,167
Flushing Financial Corp.	147,067	2,922,221
FNCM Bancorp, Inc.	80,566	632,443
Franklin Financial Network, Inc.	70,396	2,595,501
Franklin Financial Services Corp.	20,255	739,713
Fulton Financial Corp.	847,597	13,959,923
FVCBankcorp, Inc. (a)	61,441	979,984
German American Bancorp, Inc.	133,073	4,549,766
Glacier Bancorp, Inc.	460,255	19,501,004
Great Southern Bancorp, Inc.	60,712	3,455,120
Great Western Bancorp, Inc.	300,303	8,873,954
Guaranty Bancshares, Inc. Texas	40,755	1,247,103
Hancock Whitney Corp.	459,577	18,263,590
Hanmi Financial Corp.	166,966	2,808,368
HarborOne Bancorp, Inc.	137,513	1,500,267
Hawthorn Bancshares, Inc.	27,061	615,638
HBT Financial, Inc.	49,374	954,399
Heartland Financial U.S.A., Inc.	185,853	9,090,070
Heritage Commerce Corp.	295,536	3,428,218
Heritage Financial Corp., Washington	197,894	5,101,707
Hilltop Holdings, Inc.	371,675	8,414,722
Home Bancshares, Inc.	824,544	15,765,281
HomeTrust Bancshares, Inc.	84,258	2,234,522
Hope Bancorp, Inc.	642,680	8,936,465
Horizon Bancorp, Inc. Indiana	201,050	3,401,766
Howard Bancorp, Inc. (a)	61,578	1,040,052
IBERIABANK Corp.	276,147	20,078,648
Independent Bank Corp.	119,812	2,561,581
Independent Bank Corp., Massachusetts	176,711	12,758,534
Independent Bank Group, Inc.	188,780	10,103,506
International Bancshares Corp.	295,239	11,632,417
Investar Holding Corp.	44,704	988,405
Investors Bancorp, Inc.	1,199,536	14,496,393
Lakeland Bancorp, Inc.	262,424	4,261,766
Lakeland Financial Corp.	132,858	6,302,784
LCNB Corp.	59,200	980,944
Level One Bancorp, Inc.	24,695	613,918
Live Oak Bancshares, Inc.	140,307	2,452,566
Macatawa Bank Corp.	128,884	1,359,726
Mackinac Financial Corp.	43,048	650,886
Mainstreet Bancshares, Inc. (a)	35,209	774,598
Malvern Bancorp, Inc. (a)	34,642	692,840
Mercantil Bank Holding Corp. Class A (a)(b)	102,587	1,911,196
Mercantile Bank Corp.	85,952	2,816,647
Metrocity Bankshares, Inc.	83,816	1,346,923
Metropolitan Bank Holding Corp. (a)	37,401	1,838,259
Mid Penn Bancorp, Inc.	32,183	772,392
Midland States Bancorp, Inc.	117,835	3,113,201
MidWestOne Financial Group, Inc.	65,991	2,134,149
MutualFirst Financial, Inc.	31,221	1,162,358
MVB Financial Corp.	50,330	1,005,593
National Bank Holdings Corp.	158,123	5,154,810
National Bankshares, Inc.	30,522	1,246,518
NBT Bancorp, Inc.	227,961	8,614,646
Nicolet Bankshares, Inc. (a)	50,596	3,574,607
Northeast Bank	42,750	857,993
Northrim Bancorp, Inc.	33,986	1,278,893
Norwood Financial Corp.	29,782	1,012,588
Oak Valley Bancorp Oakdale California	32,782	606,467
OFG Bancorp	269,529	5,312,417
Ohio Valley Banc Corp.	19,913	658,125
Old National Bancorp, Indiana	890,889	15,955,822
Old Second Bancorp, Inc.	159,495	1,959,396
Opus Bank	118,345	3,152,119
Origin Bancorp, Inc.	101,772	3,586,445
Orrstown Financial Services, Inc.	49,573	1,021,700
Pacific City Financial Corp.	59,512	905,178
Pacific Mercantile Bancorp (a)	96,463	668,489
Pacific Premier Bancorp, Inc.	309,462	9,221,968
Park National Corp.	70,933	6,736,507
Parke Bancorp, Inc.	43,629	938,896
Peapack-Gladstone Financial Corp.	100,284	2,931,301
Penns Woods Bancorp, Inc.	32,015	1,010,073
People's Utah Bancorp	81,229	2,118,452
Peoples Bancorp of North Carolina	21,676	592,839
Peoples Bancorp, Inc.	98,122	3,192,890
Peoples Financial Services Corp.	33,613	1,557,963
Preferred Bank, Los Angeles	74,477	4,476,812
Premier Financial Bancorp, Inc.	61,900	1,052,300
QCR Holdings, Inc.	80,644	3,314,468
RBB Bancorp	86,550	1,703,304
Red River Bancshares, Inc.	26,417	1,398,780
Reliant Bancorp, Inc. (b)	48,287	1,026,582
Renasant Corp.	296,057	9,453,100
Republic Bancorp, Inc., Kentucky Class A	50,844	2,130,364
Republic First Bancorp, Inc. (a)	234,893	749,309
Richmond Mutual Bancorp., Inc. (a)	64,947	987,844
S&T Bancorp, Inc.	202,706	7,619,719
Sandy Spring Bancorp, Inc.	187,434	6,522,703
SB One Bancorp	39,523	944,600
Seacoast Banking Corp., Florida (a)	269,617	7,320,102
Select Bancorp, Inc. New (a)	76,764	890,462
ServisFirst Bancshares, Inc.	254,431	9,350,339
Shore Bancshares, Inc.	62,913	1,022,336
Sierra Bancorp	76,626	2,052,044
Silvergate Capital Corp. (a)	17,663	278,722
Simmons First National Corp. Class A	505,331	12,117,837
SmartFinancial, Inc.	69,678	1,506,438
South Plains Financial, Inc.	54,594	1,187,420
South State Corp.	177,189	13,397,260
Southern First Bancshares, Inc. (a)	36,376	1,420,483
Southern National Bancorp of Virginia, Inc.	104,261	1,619,173
Southside Bancshares, Inc.	173,041	6,070,278
Spirit of Texas Bancshares, Inc. (a)	72,612	1,506,699
Stock Yards Bancorp, Inc.	109,869	4,256,325
Summit Financial Group, Inc.	55,595	1,364,857
The Bank of NT Butterfield & Son Ltd.	295,352	9,811,593
The Bank of Princeton	25,893	789,737
The First Bancorp, Inc.	47,360	1,339,341
Tompkins Financial Corp.	76,912	6,621,354
TowneBank	356,313	9,460,110
Trico Bancshares	144,257	5,250,955
TriState Capital Holdings, Inc. (a)	133,380	3,066,406
Triumph Bancorp, Inc. (a)	125,051	4,874,488
Trustmark Corp.	341,779	10,930,092
UMB Financial Corp.	235,055	15,621,755
Union Bankshares Corp.	424,037	14,285,807
Union Bankshares, Inc.	17,782	597,831
United Bankshares, Inc., West Virginia	516,522	17,716,705
United Community Bank, Inc.	418,893	11,695,493
United Security Bancshares, California	63,947	622,844
Unity Bancorp, Inc.	37,974	832,390
Univest Corp. of Pennsylvania	155,650	3,866,346
Valley National Bancorp	2,047,820	21,563,545
Veritex Holdings, Inc.	267,247	7,568,435
Washington Trust Bancorp, Inc.	81,766	3,869,985
WesBanco, Inc.	343,531	11,377,747
West Bancorp., Inc.	78,920	1,806,479
Westamerica Bancorp.	138,856	8,797,916
		1,014,617,772
Capital Markets - 1.5%
Ares Management Corp.	378,532	13,649,864
Artisan Partners Asset Management, Inc.	263,874	8,813,392
Assetmark Financial Holdings, Inc. (a)(b)	74,565	2,186,991
Associated Capital Group, Inc.	8,911	372,212
B. Riley Financial, Inc.	109,287	2,931,077
Blucora, Inc. (a)	257,759	5,812,465
BrightSphere Investment Group, Inc.	349,272	3,216,795
Cohen & Steers, Inc.	120,638	8,924,799
Cowen Group, Inc. Class A (a)(b)	148,061	2,379,340
Diamond Hill Investment Group, Inc.	16,795	2,364,232
Donnelley Financial Solutions, Inc. (a)	165,602	1,500,354
Federated Investors, Inc. Class B (non-vtg.)	510,152	18,482,807
Focus Financial Partners, Inc. Class A (a)	162,551	4,592,066
Gain Capital Holdings, Inc. (b)	97,960	383,024
GAMCO Investors, Inc. Class A	26,232	434,140
Greenhill & Co., Inc.	80,021	1,253,129
Hamilton Lane, Inc. Class A	116,971	7,597,266
Houlihan Lokey	222,075	11,514,589
INTL FCStone, Inc. (a)	84,847	4,043,808
Ladenburg Thalmann Financial Services, Inc.	626,081	2,185,023
Moelis & Co. Class A	251,797	9,064,692
Och-Ziff Capital Management Group LLC Class A	90,936	2,086,072
Oppenheimer Holdings, Inc. Class A (non-vtg.)	49,603	1,366,563
Piper Jaffray Companies	72,650	5,988,540
PJT Partners, Inc.	119,994	5,522,124
Pzena Investment Management, Inc.	86,316	706,928
Safeguard Scientifics, Inc.	102,991	1,095,824
Siebert Financial Corp. (a)(b)	35,570	244,366
Silvercrest Asset Management Group Class A	40,273	478,443
Stifel Financial Corp.	351,512	22,739,311
Value Line, Inc.	6,223	205,048
Virtus Investment Partners, Inc.	34,495	4,243,920
Waddell & Reed Financial, Inc. Class A (b)	367,677	5,875,478
Westwood Holdings Group, Inc.	42,894	1,204,464
WisdomTree Investments, Inc.	703,494	2,961,710
		166,420,856
Consumer Finance - 0.6%
CURO Group Holdings Corp. (b)	82,453	858,336
Elevate Credit, Inc. (a)	118,372	687,741
Encore Capital Group, Inc. (a)(b)	164,284	5,577,442
Enova International, Inc. (a)	175,508	4,398,230
EZCORP, Inc. (non-vtg.) Class A (a)	273,777	1,702,893
First Cash Financial Services, Inc.	221,968	19,304,557
Green Dot Corp. Class A (a)	256,229	7,707,368
LendingClub Corp. (a)	356,004	4,172,367
Medallion Financial Corp. (a)	105,990	730,271
Nelnet, Inc. Class A	95,445	5,465,181
Oportun Financial Corp. (a)(b)	40,539	852,941
PRA Group, Inc. (a)(b)	239,248	8,459,809
Regional Management Corp. (a)	45,980	1,266,749
World Acceptance Corp. (a)(b)	29,287	2,532,447
		63,716,332
Diversified Financial Services - 0.3%
Alerus Financial Corp.	16,879	356,147
Banco Latinoamericano de Comercio Exterior SA Series E	164,321	3,312,711
Cannae Holdings, Inc. (a)	358,307	14,568,763
FGL Holdings Class A	770,688	7,437,139
GWG Holdings, Inc. (a)(b)	10,549	92,198
Marlin Business Services Corp.	40,543	798,697
On Deck Capital, Inc. (a)	332,087	1,354,915
Rafael Holdings, Inc. (a)	55,299	1,119,252
		29,039,822
Insurance - 2.3%
AMBAC Financial Group, Inc. (a)	238,902	5,119,670
American Equity Investment Life Holding Co.	477,167	12,601,980
Amerisafe, Inc.	101,388	6,936,967
Argo Group International Holdings, Ltd.	173,050	11,352,080
BRP Group, Inc. (a)	80,653	1,216,247
Citizens, Inc. Class A (a)(b)	251,763	1,525,684
CNO Financial Group, Inc.	800,125	14,074,199
Crawford & Co. Class A	85,107	743,835
Donegal Group, Inc. Class A	50,350	702,383
eHealth, Inc. (a)	120,800	12,703,328
Employers Holdings, Inc.	166,835	7,115,513
Enstar Group Ltd. (a)	60,517	11,818,365
FBL Financial Group, Inc. Class A	51,504	2,769,885
Fednat Holding Co.	61,874	960,903
Genworth Financial, Inc. Class A	2,680,455	10,989,866
Global Indemnity Ltd.	39,507	1,245,656
Goosehead Insurance (b)	60,766	3,170,770
Greenlight Capital Re, Ltd. (a)	158,147	1,472,349
Hallmark Financial Services, Inc. (a)	70,901	1,219,497
HCI Group, Inc.	33,321	1,475,121
Health Insurance Innovations, Inc. (a)(b)	51,657	1,187,078
Heritage Insurance Holdings, Inc.	143,545	1,731,153
Horace Mann Educators Corp.	219,187	9,427,233
Independence Holding Co.	23,151	937,384
Investors Title Co.	7,716	1,217,585
James River Group Holdings Ltd.	157,109	6,746,260
Kinsale Capital Group, Inc.	108,347	12,375,394
MBIA, Inc. (a)(b)	399,149	3,616,290
National General Holdings Corp.	359,127	7,818,195
National Western Life Group, Inc.	12,239	3,255,574
NI Holdings, Inc. (a)	43,955	674,709
Palomar Holdings, Inc.	66,577	3,558,541
ProAssurance Corp.	282,467	8,578,523
ProSight Global, Inc.	48,097	695,964
Protective Insurance Corp. Class B	44,418	692,477
RLI Corp.	210,763	19,603,067
Safety Insurance Group, Inc.	77,935	7,176,255
Selective Insurance Group, Inc.	308,606	20,445,148
State Auto Financial Corp.	92,314	2,779,575
Stewart Information Services Corp.	124,729	5,207,436
Third Point Reinsurance Ltd. (a)	392,899	4,278,670
Tiptree, Inc.	118,045	808,608
Trupanion, Inc. (a)(b)	152,429	4,865,534
United Fire Group, Inc.	113,311	5,015,145
United Insurance Holdings Corp.	110,502	1,120,490
Universal Insurance Holdings, Inc.	157,920	3,843,773
Watford Holdings Ltd. (a)	102,227	2,233,660
		249,104,019
Mortgage Real Estate Investment Trusts - 1.4%
AG Mortgage Investment Trust, Inc.	175,520	2,781,992
Anworth Mortgage Asset Corp.	522,586	1,870,858
Apollo Commercial Real Estate Finance, Inc.	814,162	14,882,881
Ares Commercial Real Estate Corp.	144,600	2,362,764
Arlington Asset Investment Corp.	191,658	1,088,617
Armour Residential REIT, Inc.	314,362	6,054,612
Blackstone Mortgage Trust, Inc.	662,231	25,297,224
Capstead Mortgage Corp.	504,986	4,150,985
Cherry Hill Mortgage Investment Corp.	87,657	1,346,412
Colony NorthStar Credit Real Estate, Inc.	430,943	5,365,240
Dynex Capital, Inc.	119,782	2,134,515
Ellington Financial LLC	162,115	2,961,841
Exantas Capital Corp.	165,419	1,998,262
Granite Point Mortgage Trust, Inc.	286,998	5,249,193
Great Ajax Corp.	94,427	1,424,903
Invesco Mortgage Capital, Inc.	756,310	13,227,862
KKR Real Estate Finance Trust, Inc.	134,681	2,835,035
Ladder Capital Corp. Class A	546,707	10,032,073
New York Mortgage Trust, Inc.	1,367,601	8,684,266
Orchid Island Capital, Inc.	338,896	2,046,932
PennyMac Mortgage Investment Trust	471,819	10,969,792
Redwood Trust, Inc.	592,248	10,441,332
TPG RE Finance Trust, Inc.	261,708	5,357,163
Western Asset Mortgage Capital Corp.	274,221	2,909,485
ZAIS Financial Corp.	173,023	2,823,735
		148,297,974
Thrifts & Mortgage Finance - 2.1%
Axos Financial, Inc. (a)	308,712	8,696,417
Bridgewater Bancshares, Inc. (a)	122,558	1,617,766
Capitol Federal Financial, Inc.	701,976	9,252,044
Columbia Financial, Inc. (a)(b)	279,163	4,681,564
ESSA Bancorp, Inc.	42,938	727,799
Essent Group Ltd.	510,582	25,329,973
Farmer Mac Class C (non-vtg.)	47,934	3,657,364
First Defiance Financial Corp.	106,220	3,121,806
Flagstar Bancorp, Inc.	184,205	6,491,384
FS Bancorp, Inc.	20,988	1,148,463
Greene County Bancorp, Inc.	14,057	410,324
Hingham Institution for Savings	7,254	1,518,915
Home Bancorp, Inc.	38,639	1,374,003
HomeStreet, Inc.	120,632	3,873,494
Kearny Financial Corp.	420,662	5,195,176
Luther Burbank Corp.	94,898	978,398
Merchants Bancorp/IN	46,818	921,378
Meridian Bancorp, Inc. Maryland	256,428	4,613,140
Meta Financial Group, Inc.	188,051	6,999,258
MMA Capital Management, LLC (a)	24,509	751,936
NMI Holdings, Inc. (a)	346,031	11,045,310
Northfield Bancorp, Inc.	235,799	3,746,846
Northwest Bancshares, Inc.	531,172	8,352,680
OceanFirst Financial Corp.	292,716	6,808,574
Ocwen Financial Corp. (a)	677,693	833,562
OP Bancorp	63,608	635,444
PCSB Financial Corp.	85,273	1,695,227
PDL Community Bancorp (a)	39,942	562,783
Pennymac Financial Services, Inc.	133,504	4,501,755
Pioneer Bancorp, Inc. (a)(b)	55,370	812,832
Provident Bancorp, Inc. (a)	47,247	557,987
Provident Financial Holdings, Inc.	28,468	626,581
Provident Financial Services, Inc.	325,463	7,423,811
Prudential Bancorp, Inc.	40,389	711,250
Radian Group, Inc.	1,070,736	26,222,325
Riverview Bancorp, Inc.	104,833	771,571
Southern Missouri Bancorp, Inc.	38,959	1,387,720
Sterling Bancorp, Inc.	89,925	659,150
Territorial Bancorp, Inc.	36,840	1,069,465
Timberland Bancorp, Inc.	38,090	1,072,614
Trustco Bank Corp., New York	516,379	4,094,885
United Community Financial Corp.	251,692	2,750,994
Walker & Dunlop, Inc.	147,253	9,773,182
Washington Federal, Inc.	418,610	14,232,740
Waterstone Financial, Inc.	125,262	2,190,832
Westfield Financial, Inc.	111,678	1,002,868
WMI Holdings Corp. (a)	403,926	5,000,604
WSFS Financial Corp.	272,653	10,876,128
		220,780,322

TOTAL FINANCIALS		1,891,977,097

HEALTH CARE - 17.7%
Biotechnology - 7.4%
89Bio, Inc. (a)(b)	15,534	415,068
Abeona Therapeutics, Inc. (a)(b)	180,034	390,674
ACADIA Pharmaceuticals, Inc. (a)	596,509	23,824,569
Acceleron Pharma, Inc. (a)	238,713	21,670,366
Acorda Therapeutics, Inc. (a)(b)	235,710	478,491
Adamas Pharmaceuticals, Inc. (a)	119,093	612,138
ADMA Biologics, Inc. (a)(b)	262,485	1,039,441
Aduro Biotech, Inc. (a)	347,173	583,251
Adverum Biotechnologies, Inc. (a)(b)	287,235	2,835,009
Aeglea BioTherapeutics, Inc. (a)	129,466	939,923
Affimed NV (a)	387,660	1,015,669
Agenus, Inc. (a)(b)	572,763	2,142,134
AgeX Therapeutics, Inc. (a)(b)	99,779	136,697
Aimmune Therapeutics, Inc. (a)(b)	239,115	7,424,521
Akebia Therapeutics, Inc. (a)	625,144	4,513,540
Akero Therapeutics, Inc. (a)(b)	25,640	633,052
Albireo Pharma, Inc. (a)	57,257	1,299,734
Aldeyra Therapeutics, Inc. (a)(b)	121,276	647,614
Alector, Inc. (b)	160,922	4,496,161
Allakos, Inc. (a)(b)	103,233	7,453,423
Allogene Therapeutics, Inc. (a)(b)	206,379	4,482,552
AMAG Pharmaceuticals, Inc. (a)(b)	176,191	1,561,052
Amicus Therapeutics, Inc. (a)	1,356,703	11,993,255
AnaptysBio, Inc. (a)	132,100	1,918,092
Anavex Life Sciences Corp. (a)(b)	222,008	634,943
Anika Therapeutics, Inc. (a)(b)	71,147	2,924,853
Apellis Pharmaceuticals, Inc. (a)	297,379	12,225,251
Applied Therapeutics, Inc. (a)(b)	34,130	1,790,801
Aprea Therapeutics, Inc.	34,733	1,331,663
Arcus Biosciences, Inc. (a)	168,715	1,481,318
Ardelyx, Inc. (a)	252,420	1,787,134
Arena Pharmaceuticals, Inc. (a)(b)	267,583	12,225,867
Arrowhead Pharmaceuticals, Inc. (a)	494,545	20,726,381
Assembly Biosciences, Inc. (a)	122,713	2,154,840
Atara Biotherapeutics, Inc. (a)(b)	274,580	3,632,693
Athenex, Inc. (a)(b)	362,255	4,850,594
Athersys, Inc. (a)(b)	684,147	930,440
Atreca, Inc. (b)	34,490	633,926
Avid Bioservices, Inc. (a)(b)	294,634	1,947,531
AVROBIO, Inc. (a)	108,271	2,352,729
Axcella Health, Inc. (b)	38,368	185,701
Baudax Bio, Inc. (a)(b)	39,216	328,238
BeyondSpring, Inc. (a)(b)	67,546	1,022,646
BioCryst Pharmaceuticals, Inc. (a)	788,862	2,248,257
Biohaven Pharmaceutical Holding Co. Ltd. (a)	207,394	10,056,535
Biospecifics Technologies Corp. (a)	32,864	1,941,605
BioTime, Inc. (a)(b)	549,654	566,144
BioXcel Therapeutics, Inc. (a)	36,800	609,776
Blueprint Medicines Corp. (a)	283,693	18,000,321
Bridgebio Pharma, Inc.	120,255	4,147,595
Cabaletta Bio, Inc. (a)	34,291	563,401
Calithera Biosciences, Inc. (a)	247,936	1,487,616
Calyxt, Inc. (a)	50,272	280,015
CareDx, Inc. (a)	218,305	5,274,249
CASI Pharmaceuticals, Inc. (a)	240,558	685,590
Castle Biosciences, Inc. (b)	20,137	621,025
Catalyst Pharmaceutical Partners, Inc. (a)	505,511	2,077,650
Cel-Sci Corp. (a)(b)	142,730	1,861,199
Celcuity, Inc. (a)	26,984	297,903
Cellular Biomedicine Group, Inc. (a)(b)	63,959	1,090,501
Centogene NV (a)	8,214	80,169
Checkpoint Therapeutics, Inc. (a)	118,592	214,652
ChemoCentryx, Inc. (a)	216,085	9,166,326
Chimerix, Inc. (a)	251,542	415,044
Clovis Oncology, Inc. (a)(b)	264,219	2,190,376
Coherus BioSciences, Inc. (a)	331,258	5,975,894
Concert Pharmaceuticals, Inc. (a)	113,368	1,210,770
Constellation Pharmaceuticals, Inc. (a)	82,123	2,713,344
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	311,766	2,017,126
Cortexyme, Inc. (b)	60,450	2,840,546
Crinetics Pharmaceuticals, Inc. (a)(b)	58,317	1,252,649
Cue Biopharma, Inc. (a)	107,252	1,627,013
Cyclerion Therapeutics, Inc. (a)	126,217	413,992
Cytokinetics, Inc. (a)	295,643	3,636,409
CytomX Therapeutics, Inc. (a)	242,619	1,800,233
Deciphera Pharmaceuticals, Inc. (a)	104,458	6,542,205
Denali Therapeutics, Inc. (a)(b)	253,942	5,881,297
Dicerna Pharmaceuticals, Inc. (a)	274,131	5,412,717
Dynavax Technologies Corp. (a)(b)	445,593	2,250,245
Eagle Pharmaceuticals, Inc. (a)	48,465	2,608,386
Editas Medicine, Inc. (a)(b)	274,634	7,258,577
Eidos Therapeutics, Inc. (a)	59,911	3,192,058
Eiger Biopharmaceuticals, Inc. (a)	123,306	1,524,062
Emergent BioSolutions, Inc. (a)	241,971	13,330,182
Enanta Pharmaceuticals, Inc. (a)	90,474	4,663,030
Enochian Biosciences, Inc. (a)(b)	72,611	321,667
Epizyme, Inc. (a)(b)	411,857	8,620,167
Esperion Therapeutics, Inc. (a)(b)	134,205	7,257,806
Evelo Biosciences, Inc. (a)(b)	65,690	385,600
Fate Therapeutics, Inc. (a)	321,032	8,141,372
FibroGen, Inc. (a)	416,435	17,427,805
Five Prime Therapeutics, Inc. (a)	180,918	853,933
Flexion Therapeutics, Inc. (a)(b)	179,666	3,147,748
Forty Seven, Inc. (a)	117,984	4,350,070
Frequency Therapeutics, Inc. (b)	30,229	722,775
G1 Therapeutics, Inc. (a)(b)	179,280	3,470,861
Galectin Therapeutics, Inc. (a)(b)	207,638	546,088
Galera Therapeutics, Inc. (a)	9,085	134,821
Geron Corp. (a)(b)	970,640	1,271,538
Global Blood Therapeutics, Inc. (a)(b)	306,974	20,033,123
GlycoMimetics, Inc. (a)(b)	176,572	755,728
Gossamer Bio, Inc.	228,446	3,033,763
Gritstone Oncology, Inc. (a)(b)	131,165	1,162,122
Halozyme Therapeutics, Inc. (a)	757,764	14,382,361
Harpoon Therapeutics, Inc.	38,006	505,100
Heron Therapeutics, Inc. (a)(b)	446,131	9,306,293
Homology Medicines, Inc. (a)	130,749	2,046,222
Hookipa Pharma, Inc. (b)	52,857	634,284
IGM Biosciences, Inc. (a)(b)	26,110	887,479
ImmunoGen, Inc. (a)	770,559	3,640,891
Immunomedics, Inc. (a)(b)	927,947	17,231,976
Inovio Pharmaceuticals, Inc. (a)(b)	487,032	2,206,255
Insmed, Inc. (a)	472,345	9,701,966
Intellia Therapeutics, Inc. (a)(b)	208,673	2,485,295
Intercept Pharmaceuticals, Inc. (a)	133,273	12,315,758
Invitae Corp. (a)(b)	460,045	8,579,839
Iovance Biotherapeutics, Inc. (a)	621,110	13,502,931
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	813,414	9,826,041
Jounce Therapeutics, Inc. (a)(b)	85,802	539,695
Kadmon Holdings, Inc. (a)	833,444	3,825,508
Kalvista Pharmaceuticals, Inc. (a)	66,807	1,022,147
Karuna Therapeutics, Inc. (a)(b)	24,018	2,279,548
Karyopharm Therapeutics, Inc. (a)(b)	314,837	5,084,618
Kezar Life Sciences, Inc. (a)(b)	79,529	244,154
Kindred Biosciences, Inc. (a)	198,221	1,730,469
Kiniksa Pharmaceuticals Ltd. (a)(b)	73,411	1,079,876
Kodiak Sciences, Inc. (a)(b)	125,071	7,638,086
Krystal Biotech, Inc. (a)(b)	55,945	2,923,686
Kura Oncology, Inc. (a)(b)	185,935	2,182,877
La Jolla Pharmaceutical Co. (a)(b)	109,703	751,466
Lexicon Pharmaceuticals, Inc. (a)(b)	218,411	674,890
Ligand Pharmaceuticals, Inc. Class B (a)(b)	90,695	7,963,928
LogicBio Therapeutics, Inc. (a)	42,239	416,899
Macrogenics, Inc. (a)	255,672	2,364,966
Madrigal Pharmaceuticals, Inc. (a)(b)	41,690	3,461,104
Magenta Therapeutics, Inc. (a)(b)	100,480	1,193,702
MannKind Corp. (a)(b)	981,131	1,442,263
Marker Therapeutics, Inc. (a)(b)	141,713	367,037
MediciNova, Inc. (a)(b)	215,830	1,249,656
MEI Pharma, Inc. (a)	369,153	845,360
MeiraGTx Holdings PLC (a)	92,286	1,671,299
Mersana Therapeutics, Inc. (a)	189,780	1,281,015
Minerva Neurosciences, Inc. (a)	154,995	1,260,109
Mirati Therapeutics, Inc. (a)(b)	144,432	12,541,031
Mirum Pharmaceuticals, Inc. (a)(b)	13,749	216,203
Molecular Templates, Inc. (a)	89,820	1,341,911
Momenta Pharmaceuticals, Inc. (a)	522,133	15,152,300
Morphic Holding, Inc. (b)	28,556	573,976
Mustang Bio, Inc. (a)	147,830	542,536
Myriad Genetics, Inc. (a)	376,993	10,423,856
Natera, Inc. (a)	330,456	11,569,265
Neon Therapeutics, Inc. (a)(b)	67,602	91,263
NextCure, Inc.	74,806	3,197,957
Novavax, Inc. (a)(b)	139,946	1,066,389
OncoCyte Corp. (a)(b)	116,483	304,021
Oncternal Therapeutics, Inc. (a)	1	4
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Opko Health, Inc. (a)(b)	2,023,196	2,933,634
Organogenesis Holdings, Inc. Class A (a)	56,402	252,117
OvaScience, Inc. (a)	47,716	378,865
Oyster Point Pharma, Inc. (a)	29,576	931,644
Palatin Technologies, Inc. (a)(b)	1,185,780	773,247
PDL BioPharma, Inc. (a)(b)	604,392	1,988,450
Pfenex, Inc. (a)	159,751	1,712,531
PhaseBio Pharmaceuticals, Inc. (a)(b)	71,755	357,340
Pieris Pharmaceuticals, Inc. (a)	245,218	907,307
Polarityte, Inc. (a)(b)	80,071	248,220
Portola Pharmaceuticals, Inc. (a)(b)	405,228	5,182,866
Precigen, Inc. (a)(b)	381,802	1,775,379
Precision BioSciences, Inc. (a)(b)	188,061	1,521,413
Prevail Therapeutics, Inc. (b)	38,917	735,531
Principia Biopharma, Inc. (a)	97,333	5,124,582
Progenics Pharmaceuticals, Inc. (a)	458,783	2,046,172
Protagonist Therapeutics, Inc. (a)	93,456	705,593
Prothena Corp. PLC (a)	213,009	2,592,320
PTC Therapeutics, Inc. (a)	320,059	16,483,039
Puma Biotechnology, Inc. (a)(b)	160,618	1,262,457
Ra Pharmaceuticals, Inc. (a)	184,166	8,631,860
Radius Health, Inc. (a)	239,754	4,210,080
RAPT Therapeutics, Inc. (a)(b)	8,370	370,707
REGENXBIO, Inc. (a)	177,273	7,716,694
Replimune Group, Inc. (a)(b)	68,251	1,085,191
Retrophin, Inc. (a)(b)	222,842	3,445,137
Rhythm Pharmaceuticals, Inc. (a)(b)	157,775	2,767,374
Rigel Pharmaceuticals, Inc. (a)	899,387	2,032,615
Rocket Pharmaceuticals, Inc. (a)(b)	157,249	3,220,460
Rubius Therapeutics, Inc. (a)(b)	183,138	1,428,476
Sangamo Therapeutics, Inc. (a)(b)	610,623	4,475,867
Savara, Inc. (a)(b)	183,159	479,877
Scholar Rock Holding Corp.(a)(b)	92,488	1,136,678
Seres Therapeutics, Inc. (a)(b)	189,405	617,460
Solid Biosciences, Inc. (a)(b)	103,992	348,373
Sorrento Therapeutics, Inc. (a)(b)	664,845	2,546,356
Spectrum Pharmaceuticals, Inc. (a)	582,534	1,473,811
Spero Therapeutics, Inc. (a)	54,932	505,924
Springworks Therapeutics, Inc. (a)(b)	56,055	1,764,611
Stemline Therapeutics, Inc. (a)(b)	239,783	1,589,761
Stoke Therapeutics, Inc. (b)	48,321	1,351,055
Sutro Biopharma, Inc. (a)	58,115	595,098
Syndax Pharmaceuticals, Inc. (a)	105,070	985,557
Synlogic, Inc. (a)	86,079	230,692
Syros Pharmaceuticals, Inc. (a)	181,333	1,280,211
TCR2 Therapeutics, Inc. (b)	62,124	911,980
TG Therapeutics, Inc. (a)(b)	455,514	6,472,854
Tobira Therapeutics, Inc. rights (a)(c)	9,663	79,526
Tocagen, Inc. (a)(b)	102,085	50,991
Translate Bio, Inc. (a)(b)	181,835	1,303,757
Turning Point Therapeutics, Inc.	146,850	8,590,725
Twist Bioscience Corp. (a)	117,780	2,925,655
Tyme, Inc. (a)(b)	311,170	435,638
Ultragenyx Pharmaceutical, Inc. (a)(b)	289,751	15,226,415
UNITY Biotechnology, Inc. (a)(b)	150,782	889,614
UroGen Pharma Ltd. (a)(b)	99,384	2,922,883
Vanda Pharmaceuticals, Inc. (a)	276,768	3,528,792
VBI Vaccines, Inc. (a)(b)	798,665	1,094,171
Veracyte, Inc. (a)	250,421	6,573,551
Vericel Corp. (a)	236,151	3,872,876
Viela Bio, Inc. (b)	28,780	1,132,493
Viking Therapeutics, Inc. (a)(b)	339,561	2,132,443
Vir Biotechnology, Inc. (a)(b)	38,619	1,028,424
Voyager Therapeutics, Inc. (a)	127,069	1,401,571
X4 Pharmaceuticals, Inc. (a)	62,193	516,202
Xbiotech, Inc. (a)(b)	99,608	2,232,215
Xencor, Inc. (a)	251,089	8,521,961
Y-mAbs Therapeutics, Inc. (a)(b)	125,746	4,148,361
ZIOPHARM Oncology, Inc. (a)(b)	854,356	3,366,163
		796,667,300
Health Care Equipment & Supplies - 4.0%
Accuray, Inc. (a)	465,376	1,810,313
Alphatec Holdings, Inc. (a)	204,432	1,422,847
Angiodynamics, Inc. (a)	197,359	2,717,633
Antares Pharma, Inc. (a)	859,747	3,155,271
Atricure, Inc. (a)	201,677	7,845,235
Atrion Corp.	7,583	5,453,618
Avanos Medical, Inc. (a)	250,062	6,886,707
AxoGen, Inc. (a)(b)	181,304	2,240,917
Axonics Modulation Technologies, Inc. (a)(b)	83,315	2,418,634
BioLife Solutions, Inc. (a)(b)	38,862	535,907
BioSig Technologies, Inc. (a)(b)	80,233	391,537
Bovie Medical Corp. (a)	173,431	1,316,341
Cardiovascular Systems, Inc. (a)	183,061	8,309,139
Cerus Corp. (a)	752,015	3,015,580
ConforMis, Inc. (a)	337,446	335,927
CONMED Corp.	143,749	14,616,398
Cryolife, Inc. (a)	192,870	5,735,954
CryoPort, Inc. (a)(b)	168,105	3,010,761
Cutera, Inc. (a)	74,779	2,107,272
CytoSorbents Corp. (a)(b)	160,351	792,134
electroCore, Inc. (a)(b)	64,883	81,753
Genmark Diagnostics, Inc. (a)	296,915	1,600,372
Glaukos Corp. (a)(b)	206,150	11,595,938
Globus Medical, Inc. (a)	402,193	21,026,650
Haemonetics Corp. (a)	271,000	29,102,690
Heska Corp. (a)	37,014	3,708,433
Inogen, Inc. (a)	96,664	4,279,315
Integer Holdings Corp. (a)	172,051	14,693,155
IntriCon Corp. (a)(b)	43,582	742,201
Invacare Corp.	179,767	1,382,408
IRadimed Corp. (a)	24,466	623,883
iRhythm Technologies, Inc. (a)(b)	140,470	12,028,446
Lantheus Holdings, Inc. (a)	205,269	3,594,260
LeMaitre Vascular, Inc.	87,700	3,155,885
LivaNova PLC (a)	257,070	17,473,048
Meridian Bioscience, Inc.	225,311	2,217,060
Merit Medical Systems, Inc. (a)	283,982	10,342,624
Mesa Laboratories, Inc. (b)	21,221	5,569,239
Misonix, Inc. (a)	42,670	712,162
Natus Medical, Inc. (a)	179,392	5,613,176
Neogen Corp. (a)	271,624	18,272,146
Neuronetics, Inc. (a)	68,558	248,866
Nevro Corp. (a)	158,367	21,048,558
Novocure Ltd. (a)	460,179	37,486,181
NuVasive, Inc. (a)	274,422	21,163,425
OraSure Technologies, Inc. (a)	329,416	2,322,383
Orthofix International NV (a)	95,203	4,118,482
OrthoPediatrics Corp. (a)	47,874	2,198,853
Pulse Biosciences, Inc. (a)(b)	58,767	822,738
Quidel Corp. (a)	187,603	14,407,910
Rockwell Medical Technologies, Inc. (a)(b)	327,460	854,671
RTI Biologics, Inc. (a)	301,367	1,253,687
Seaspine Holdings Corp. (a)	83,844	1,237,537
Senseonics Holdings, Inc. (a)(b)	634,858	519,250
Shockwave Medical, Inc. (a)(b)	134,624	5,845,374
SI-BONE, Inc. (a)	87,938	1,856,371
Sientra, Inc. (a)	201,353	1,220,199
Silk Road Medical, Inc.	85,553	3,981,637
Soliton, Inc. (b)	30,050	359,398
Staar Surgical Co. (a)(b)	235,659	7,927,569
SurModics, Inc. (a)	69,883	2,752,691
Tactile Systems Technology, Inc. (a)(b)	97,249	5,464,421
Tandem Diabetes Care, Inc. (a)	296,992	22,583,272
TransEnterix, Inc. (a)(b)	86,681	117,886
TransMedics Group, Inc. (b)	74,851	1,310,641
Utah Medical Products, Inc.	18,548	1,707,714
Vapotherm, Inc. (a)	79,437	830,117
Varex Imaging Corp. (a)	199,742	5,522,866
ViewRay, Inc. (a)(b)	370,460	1,155,835
Wright Medical Group NV (a)	666,702	20,094,398
Zynex, Inc. (b)	83,731	804,655
		433,150,554
Health Care Providers & Services - 2.3%
Addus HomeCare Corp. (a)	65,910	6,217,949
Amedisys, Inc. (a)	165,882	29,276,514
American Renal Associates Holdings, Inc. (a)	96,996	880,724
AMN Healthcare Services, Inc. (a)	243,382	16,399,079
Apollo Medical Holdings, Inc. (a)(b)	32,002	573,476
Avalon GloboCare Corp. (a)	109,576	193,950
BioScrip, Inc. (a)	654,727	2,736,759
BioTelemetry, Inc. (a)(b)	176,076	8,613,638
Brookdale Senior Living, Inc. (a)	978,514	6,448,407
Catasys, Inc. (a)(b)	37,694	645,321
Community Health Systems, Inc. (a)(b)	459,771	1,972,418
Corvel Corp. (a)	46,798	4,285,293
Cross Country Healthcare, Inc. (a)	191,231	1,893,187
Diplomat Pharmacy, Inc. (a)	306,486	1,219,814
Enzo Biochem, Inc. (a)	213,779	536,585
Exagen, Inc. (a)(b)	17,836	368,313
Genesis HealthCare, Inc. Class A (a)(b)	390,293	585,440
Hanger, Inc. (a)(b)	191,969	4,689,803
HealthEquity, Inc. (a)	366,735	24,226,514
LHC Group, Inc. (a)	159,102	23,189,117
Magellan Health Services, Inc. (a)	116,355	8,518,350
National Healthcare Corp.	64,472	5,410,490
National Research Corp. Class A	63,909	4,324,722
Owens & Minor, Inc.	328,353	2,055,490
Patterson Companies, Inc.	442,814	9,746,336
Pennant Group, Inc. (a)	134,648	3,554,707
PetIQ, Inc. Class A (a)(b)	105,361	3,134,490
Progyny, Inc. (a)(b)	60,948	1,694,354
Providence Service Corp. (a)	62,170	4,031,725
R1 RCM, Inc. (a)	549,834	6,872,925
RadNet, Inc. (a)	222,312	5,017,582
Select Medical Holdings Corp. (a)	580,629	13,261,566
Surgery Partners, Inc. (a)	128,197	2,162,683
Tenet Healthcare Corp. (a)	544,862	17,239,434
The Ensign Group, Inc.	267,897	12,108,944
The Joint Corp. (a)(b)	68,217	1,139,224
Tivity Health, Inc. (a)	251,342	5,440,298
Triple-S Management Corp. (b)	122,280	2,154,574
U.S. Physical Therapy, Inc.	66,421	7,780,556
		250,600,751
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)(b)	857,375	7,356,278
Castlight Health, Inc. Class B (a)	531,098	658,562
Computer Programs & Systems, Inc.	67,146	1,745,796
Evolent Health, Inc. (a)	393,541	3,966,893
Health Catalyst, Inc.	44,448	1,451,227
HealthStream, Inc. (a)	138,990	3,551,195
HMS Holdings Corp. (a)	464,562	12,691,834
Inovalon Holdings, Inc. Class A (a)(b)	385,559	7,811,425
Inspire Medical Systems, Inc. (a)(b)	71,406	5,341,169
Livongo Health, Inc. (b)	78,982	1,908,205
Nextgen Healthcare, Inc. (a)	290,864	4,031,375
Omnicell, Inc. (a)	219,423	17,834,701
OptimizeRx Corp. (a)(b)	72,034	795,976
Phreesia, Inc.	53,511	1,658,841
Simulations Plus, Inc.	63,996	2,084,990
Tabula Rasa HealthCare, Inc. (a)(b)	103,598	6,015,936
Teladoc Health, Inc. (a)(b)	382,364	38,890,218
Vocera Communications, Inc. (a)(b)	165,153	3,638,321
		121,432,942
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	146,472	2,460,730
ChromaDex, Inc. (a)(b)	216,852	956,317
Codexis, Inc. (a)(b)	280,603	4,399,855
Fluidigm Corp. (a)	363,999	1,397,756
Luminex Corp.	222,575	5,049,114
Medpace Holdings, Inc. (a)	146,020	12,492,011
Nanostring Technologies, Inc. (a)	177,199	4,814,497
NeoGenomics, Inc. (a)	504,899	16,272,895
Pacific Biosciences of California, Inc. (a)	758,092	3,540,290
Personalis, Inc. (a)(b)	47,113	514,474
Quanterix Corp. (a)	71,759	1,945,386
Repligen Corp. (a)	276,598	27,767,673
Syneos Health, Inc. (a)	329,178	20,198,362
		101,809,360
Pharmaceuticals - 1.9%
AcelRx Pharmaceuticals, Inc. (a)(b)	412,729	701,639
Acer Therapeutics, Inc. (a)(b)	24,283	92,275
Aclaris Therapeutics, Inc. (a)(b)	156,268	193,772
Aerie Pharmaceuticals, Inc. (a)(b)	224,895	4,605,850
Akcea Therapeutics, Inc. (a)(b)	66,346	1,145,795
Akorn, Inc. (a)	490,285	750,136
Amneal Pharmaceuticals, Inc. (a)	628,615	2,822,481
Amphastar Pharmaceuticals, Inc. (a)	190,519	3,602,714
ANI Pharmaceuticals, Inc. (a)	48,294	2,994,228
Arvinas Holding Co. LLC (a)	112,542	5,453,785
Assertio Therapeutics, Inc. (a)	338,790	362,505
AstraZeneca PLC rights (a)(c)	1,000	0
Axsome Therapeutics, Inc. (a)(b)	133,366	11,578,836
Biodelivery Sciences International, Inc. (a)	447,024	2,346,876
Cara Therapeutics, Inc. (a)(b)	210,613	3,390,869
Cerecor, Inc. (a)(b)	114,211	451,133
Chiasma, Inc. (a)(b)	180,783	853,296
Collegium Pharmaceutical, Inc. (a)	170,968	3,439,021
Corcept Therapeutics, Inc. (a)(b)	505,043	6,398,895
CorMedix, Inc. (a)(b)	133,511	847,795
CymaBay Therapeutics, Inc. (a)	362,815	558,735
Dermira, Inc. (a)	250,718	4,751,106
Eloxx Pharmaceuticals, Inc. (a)(b)	132,580	507,781
Endo International PLC (a)	1,187,174	6,731,277
Evofem Biosciences, Inc. (a)	71,655	354,692
Evolus, Inc. (a)(b)	97,026	992,576
Eyepoint Pharmaceuticals, Inc. (a)(b)	328,885	615,015
Fulcrum Therapeutics, Inc.	25,945	447,292
Innoviva, Inc. (a)	338,719	4,676,016
Intersect ENT, Inc.(a)	162,297	4,193,754
Intra-Cellular Therapies, Inc. (a)	235,260	5,338,049
Kala Pharmaceuticals, Inc. (a)(b)	115,882	690,657
Kaleido Biosciences, Inc. (a)(b)	60,581	519,785
Lannett Co., Inc. (a)(b)	169,753	1,381,789
Liquidia Technologies, Inc. (a)	72,667	422,195
Mallinckrodt PLC (a)(b)	447,081	2,052,102
Marinus Pharmaceuticals, Inc. (a)(b)	270,463	549,040
Menlo Therapeutics, Inc. (a)	83,379	383,543
MyoKardia, Inc. (a)	235,628	16,029,773
NGM Biopharmaceuticals, Inc. (b)	129,048	2,086,706
Ocular Therapeutix, Inc. (a)(b)	222,067	968,212
Odonate Therapeutics, Inc. (a)(b)	63,109	1,842,783
Omeros Corp. (a)(b)	249,406	3,182,421
OptiNose, Inc. (a)(b)	132,170	1,034,891
Osmotica Pharmaceuticals PLC (a)	42,948	276,585
Pacira Biosciences, Inc. (a)	217,255	9,389,761
Paratek Pharmaceuticals, Inc. (a)(b)	172,536	579,721
Phathom Pharmaceuticals, Inc. (a)(b)	57,405	1,915,605
Phibro Animal Health Corp. Class A	108,690	2,578,127
Prestige Brands Holdings, Inc. (a)(b)	267,470	10,848,583
Reata Pharmaceuticals, Inc. (a)	118,498	25,926,177
Recro Pharma, Inc. (a)(b)	105,274	1,735,968
resTORbio, Inc. (a)(b)	80,537	111,141
Revance Therapeutics, Inc. (a)	240,064	5,370,232
Satsuma Pharmaceuticals, Inc. (a)	23,692	585,666
SIGA Technologies, Inc. (a)	290,673	1,496,966
Strongbridge Biopharma PLC (a)	194,625	571,224
Supernus Pharmaceuticals, Inc. (a)	261,988	5,991,666
TherapeuticsMD, Inc. (a)(b)	1,178,099	2,650,723
Theravance Biopharma, Inc. (a)(b)	237,353	6,617,402
Tricida, Inc. (a)	116,414	4,104,758
Verrica Pharmaceuticals, Inc. (a)(b)	68,135	988,639
WAVE Life Sciences (a)(b)	118,662	842,500
Xeris Pharmaceuticals, Inc. (a)(b)	141,091	898,750
Zogenix, Inc. (a)	226,479	11,407,747
Zynerba Pharmaceuticals, Inc. (a)(b)	120,874	609,205
		207,839,237

TOTAL HEALTH CARE		1,911,500,144

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.3%
AAR Corp.	176,572	7,518,436
Aerojet Rocketdyne Holdings, Inc. (a)(b)	386,530	20,126,617
AeroVironment, Inc. (a)(b)	113,054	7,530,527
Astronics Corp. (a)	121,339	3,057,743
Axon Enterprise, Inc. (a)(b)	308,939	23,729,605
Cubic Corp. (b)	165,572	10,810,196
Ducommun, Inc. (a)	56,455	2,310,703
Kratos Defense & Security Solutions, Inc. (a)	477,702	8,761,055
Maxar Technologies, Inc. (b)	315,572	5,036,529
Mercury Systems, Inc. (a)	287,251	22,046,514
Moog, Inc. Class A	170,217	15,253,145
National Presto Industries, Inc.	26,564	2,289,551
Park Aerospace Corp.	98,803	1,528,482
Parsons Corp.	101,979	4,170,941
Triumph Group, Inc.	262,139	5,355,500
Vectrus, Inc. (a)	59,616	3,323,592
		142,849,136
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	310,015	6,501,015
Atlas Air Worldwide Holdings, Inc. (a)(b)	123,931	2,769,858
Echo Global Logistics, Inc. (a)	143,821	2,787,251
Forward Air Corp.	148,244	9,702,570
Hub Group, Inc. Class A (a)	170,982	9,039,818
Radiant Logistics, Inc. (a)	205,394	992,053
		31,792,565
Airlines - 0.4%
Allegiant Travel Co.	68,543	11,517,966
Hawaiian Holdings, Inc.	244,692	6,822,013
Mesa Air Group, Inc. (a)	109,968	939,127
SkyWest, Inc.	260,702	14,382,929
Spirit Airlines, Inc. (a)	363,514	14,929,520
		48,591,555
Building Products - 1.7%
AAON, Inc.	218,033	11,433,651
Advanced Drain Systems, Inc.	229,620	9,545,303
American Woodmark Corp. (a)	89,112	9,771,131
Apogee Enterprises, Inc.	138,302	4,400,770
Armstrong Flooring, Inc. (a)	95,116	336,711
Builders FirstSource, Inc. (a)	602,763	14,945,509
Caesarstone Sdot-Yam Ltd.	118,409	1,548,790
Continental Building Products, Inc. (a)	183,388	6,783,522
CSW Industrials, Inc.	78,746	5,975,246
Gibraltar Industries, Inc. (a)	170,866	9,315,614
Griffon Corp.	194,943	4,052,865
Insteel Industries, Inc.	99,083	2,216,487
Jeld-Wen Holding, Inc. (a)	358,112	8,551,715
Masonite International Corp. (a)	130,179	9,777,745
NCI Building Systems, Inc. (a)	245,727	2,108,338
Patrick Industries, Inc.	119,861	6,218,389
PGT, Inc. (a)	301,444	4,672,382
Quanex Building Products Corp.	176,496	3,127,509
Simpson Manufacturing Co. Ltd.	236,391	19,542,444
Trex Co., Inc. (a)	311,221	30,574,351
Universal Forest Products, Inc.	315,210	15,098,559
		179,997,031
Commercial Services & Supplies - 2.8%
ABM Industries, Inc.	353,438	13,480,125
ACCO Brands Corp.	513,263	4,434,592
ADS Waste Holdings, Inc. (a)	375,356	12,367,980
Brady Corp. Class A	253,616	14,042,718
BrightView Holdings, Inc. (a)	167,663	2,649,075
Casella Waste Systems, Inc. Class A (a)	243,159	12,447,309
CECO Environmental Corp. (a)	156,613	1,190,259
Charah Solutions, Inc. (a)	44,367	88,734
Cimpress PLC (a)(b)	105,518	12,623,118
CompX International, Inc. Class A	9,069	146,464
Covanta Holding Corp.	625,755	9,373,810
Deluxe Corp.	223,815	10,787,883
Ennis, Inc.	137,904	2,876,677
Harsco Corp. (a)	414,941	6,182,621
Healthcare Services Group, Inc.	395,637	10,128,307
Heritage-Crystal Clean, Inc. (a)	81,198	2,301,963
Herman Miller, Inc.	312,120	12,063,438
HNI Corp.	227,803	8,194,074
Interface, Inc.	308,869	4,966,614
Kimball International, Inc. Class B	191,417	3,594,811
Knoll, Inc.	261,621	6,477,736
Matthews International Corp. Class A	164,603	6,142,984
McGrath RentCorp.	128,651	9,947,295
Mobile Mini, Inc.	232,329	9,697,412
MSA Safety, Inc.	186,594	25,302,146
NL Industries, Inc. (a)	32,066	107,742
PICO Holdings, Inc. (a)	90,518	900,654
Pitney Bowes, Inc.	912,573	3,413,023
Quad/Graphics, Inc.	168,844	717,587
R.R. Donnelley & Sons Co.	383,397	920,153
SP Plus Corp. (a)	121,206	5,067,623
Steelcase, Inc. Class A	461,650	8,591,307
Team, Inc. (a)(b)	158,969	2,161,978
Tetra Tech, Inc.	289,078	24,745,077
The Brink's Co.	264,116	22,235,926
U.S. Ecology, Inc.	127,529	6,887,841
UniFirst Corp.	80,196	16,354,370
Viad Corp.	107,005	6,955,325
VSE Corp.	45,389	1,412,052
		301,978,803
Construction & Engineering - 1.1%
Aegion Corp. (a)	161,207	3,369,226
Ameresco, Inc. Class A (a)(b)	120,638	2,315,043
Arcosa, Inc.	257,932	11,284,525
Argan, Inc.	78,688	3,313,552
Comfort Systems U.S.A., Inc.	192,657	8,939,285
Concrete Pumping Holdings, Inc. (a)(b)	81,651	416,420
Construction Partners, Inc. Class A (a)(b)	94,570	1,586,885
Dycom Industries, Inc. (a)(b)	161,279	6,518,897
EMCOR Group, Inc.	294,933	24,234,645
Granite Construction, Inc.	249,069	6,757,242
Great Lakes Dredge & Dock Corp. (a)	324,888	3,401,577
Ies Holdings, Inc. (a)	38,252	956,683
MasTec, Inc. (a)(b)	317,517	18,336,607
MYR Group, Inc. (a)	86,222	2,476,296
Northwest Pipe Co. (a)	51,914	1,699,145
NV5 Holdings, Inc. (a)(b)	55,275	3,433,130
Primoris Services Corp.	236,149	5,037,058
Sterling Construction Co., Inc. (a)	139,753	1,841,246
Tutor Perini Corp. (a)	213,195	2,400,576
Williams Scotsman Corp. (a)	272,160	5,130,216
		113,448,254
Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	38,194	1,750,813
American Superconductor Corp. (a)(b)	113,360	711,901
Atkore International Group, Inc. (a)	246,903	9,802,049
AZZ, Inc.	137,427	5,670,238
Bloom Energy Corp. Class A (a)(b)	293,220	2,310,574
Encore Wire Corp.	107,863	5,858,040
Energous Corp. (a)(b)	156,026	244,961
EnerSys	225,915	16,256,843
Generac Holdings, Inc. (a)	323,550	33,516,545
Plug Power, Inc. (a)(b)	1,292,765	4,996,537
Powell Industries, Inc.	46,823	1,932,385
Preformed Line Products Co.	15,442	843,442
Sunrun, Inc. (a)	599,081	10,202,349
Thermon Group Holdings, Inc. (a)	172,323	4,084,055
TPI Composites, Inc. (a)	153,708	3,189,441
Vicor Corp. (a)	94,602	4,734,830
Vivint Solar, Inc. (a)(b)	232,492	1,897,135
		108,002,138
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	191,291	5,998,886
Machinery - 3.7%
Alamo Group, Inc.	51,848	6,458,187
Albany International Corp. Class A	162,156	11,313,624
Altra Industrial Motion Corp.	341,395	11,354,798
Astec Industries, Inc.	119,080	4,910,859
Barnes Group, Inc.	249,727	15,775,255
Blue Bird Corp. (a)	81,595	1,609,869
Briggs & Stratton Corp. (b)	217,519	798,295
Chart Industries, Inc. (a)	190,913	12,214,614
CIRCOR International, Inc. (a)	103,576	4,301,511
Columbus McKinnon Corp. (NY Shares)	122,873	4,299,326
Commercial Vehicle Group, Inc. (a)	161,038	803,580
Douglas Dynamics, Inc.	118,915	6,234,713
Eastern Co.	25,745	713,137
Energy Recovery, Inc. (a)(b)	200,924	2,051,434
Enerpac Tool Group Corp. Class A (b)	291,451	6,735,433
EnPro Industries, Inc.	109,062	6,373,583
ESCO Technologies, Inc.	134,805	12,935,888
Evoqua Water Technologies Corp. (a)	396,835	7,924,795
Federal Signal Corp.	316,442	10,176,775
Franklin Electric Co., Inc.	244,786	14,121,704
Gencor Industries, Inc. (a)	41,965	470,428
Gorman-Rupp Co.	94,034	3,470,795
Graham Corp.	48,093	879,140
Greenbrier Companies, Inc.	169,824	4,091,060
Hillenbrand, Inc.	385,821	11,200,384
Hurco Companies, Inc.	32,786	1,026,202
Hyster-Yale Materials Handling Class A	54,220	2,927,338
John Bean Technologies Corp.	165,273	18,674,196
Kadant, Inc.	57,857	6,167,556
Kennametal, Inc.	435,119	13,614,874
L.B. Foster Co. Class A (a)	50,729	860,364
Lindsay Corp.	57,061	5,707,812
Luxfer Holdings PLC sponsored	145,585	2,322,081
Lydall, Inc. (a)	91,935	1,879,151
Manitowoc Co., Inc. (a)	187,651	2,711,557
Meritor, Inc. (a)	397,993	8,720,027
Miller Industries, Inc.	59,334	2,041,683
Mueller Industries, Inc.	293,585	8,563,874
Mueller Water Products, Inc. Class A	828,720	9,654,588
Navistar International Corp. New (a)	264,034	9,668,925
NN, Inc.	225,042	1,942,112
Omega Flex, Inc.	15,354	1,618,312
Park-Ohio Holdings Corp.	46,200	1,358,280
Proto Labs, Inc. (a)	143,018	14,802,363
RBC Bearings, Inc. (a)	128,493	19,981,946
REV Group, Inc.	146,184	1,461,840
Rexnord Corp.	561,227	18,324,062
Spartan Motors, Inc.	179,149	3,045,533
SPX Corp. (a)	231,096	11,339,881
SPX Flow, Inc. (a)	222,242	9,720,865
Standex International Corp.	65,752	4,805,814
Sun Hydraulics Corp.	156,311	6,646,344
Tennant Co.	95,281	7,357,599
Terex Corp.	336,659	8,534,306
Titan International, Inc.	265,969	760,671
TriMas Corp. (a)	236,654	6,799,069
Twin Disc, Inc. (a)	48,961	477,370
Wabash National Corp.	287,471	3,334,664
Watts Water Technologies, Inc. Class A	145,075	14,465,428
Welbilt, Inc. (a)	685,818	10,348,994
		402,884,868
Marine - 0.1%
Costamare, Inc. (b)	273,353	2,167,689
Eagle Bulk Shipping, Inc. (a)(b)	231,242	751,537
Genco Shipping & Trading Ltd.	79,239	623,611
Matson, Inc.	224,878	8,097,857
Safe Bulkers, Inc. (a)(b)	257,866	335,226
Scorpio Bulkers, Inc.	284,174	1,042,919
		13,018,839
Professional Services - 1.5%
Acacia Research Corp. (a)	218,474	546,185
ASGN, Inc. (a)	270,125	18,284,761
Barrett Business Services, Inc.	38,752	3,209,828
BG Staffing, Inc.	52,501	1,056,320
CBIZ, Inc. (a)	271,511	7,330,797
CRA International, Inc.	40,357	2,150,221
Exponent, Inc.	273,364	19,892,698
Forrester Research, Inc. (a)	57,603	2,383,036
Franklin Covey Co. (a)	52,723	1,676,591
FTI Consulting, Inc. (a)	196,594	23,603,076
GP Strategies Corp. (a)	63,730	848,246
Heidrick & Struggles International, Inc.	100,122	2,845,467
Huron Consulting Group, Inc. (a)	118,842	7,702,150
ICF International, Inc.	95,986	8,407,414
InnerWorkings, Inc. (a)	227,678	944,864
Insperity, Inc.	198,580	17,349,935
Kelly Services, Inc. Class A (non-vtg.)	176,054	3,126,719
Kforce, Inc.	106,158	3,933,154
Korn Ferry	298,359	12,226,752
MISTRAS Group, Inc. (a)	95,673	1,059,100
Resources Connection, Inc.	162,890	2,480,000
TriNet Group, Inc. (a)	236,262	13,481,110
TrueBlue, Inc. (a)	205,305	4,498,233
Upwork, Inc. (a)	306,190	2,810,824
Willdan Group, Inc. (a)(b)	54,375	1,801,444
		163,648,925
Road & Rail - 0.5%
ArcBest Corp.	135,543	3,023,964
Avis Budget Group, Inc. (a)	304,915	10,001,212
Covenant Transport Group, Inc. Class A (a)	66,575	844,504
Daseke, Inc. (a)(b)	238,889	725,028
Heartland Express, Inc.	243,922	4,558,902
Hertz Global Holdings, Inc. (a)	537,378	8,469,077
Marten Transport Ltd.	209,711	4,353,600
P.A.M. Transportation Services, Inc. (a)	10,103	539,601
Roadrunner Transportation Systems, Inc. (a)(b)	16,651	166,010
Saia, Inc. (a)	137,482	11,974,682
U.S. Xpress Enterprises, Inc. (a)(b)	114,422	624,744
Universal Logistics Holdings, Inc.	41,958	709,090
Werner Enterprises, Inc.	238,702	8,798,556
YRC Worldwide, Inc. (a)(b)	177,234	400,549
		55,189,519
Trading Companies & Distributors - 1.4%
Aircastle Ltd.	275,467	8,839,736
Applied Industrial Technologies, Inc.	202,959	13,105,063
Beacon Roofing Supply, Inc. (a)	360,259	11,928,175
BlueLinx Corp. (a)(b)	47,105	552,542
BMC Stock Holdings, Inc. (a)	352,953	10,300,933
CAI International, Inc. (a)	87,260	2,373,472
DXP Enterprises, Inc. (a)	86,785	3,008,836
EVI Industries, Inc. (b)	24,320	650,803
Foundation Building Materials, Inc. (a)	108,931	1,942,240
GATX Corp.	185,041	14,087,171
General Finance Corp. (a)	53,390	516,281
GMS, Inc. (a)	211,364	5,647,646
H&E Equipment Services, Inc.	170,002	4,608,754
Herc Holdings, Inc. (a)	128,003	5,135,480
Kaman Corp.	146,267	9,027,599
Lawson Products, Inc. (a)	22,313	1,053,620
MRC Global, Inc. (a)	418,779	4,715,452
Now, Inc. (a)	574,524	5,750,985
Rush Enterprises, Inc.:
Class A	154,083	6,625,569
Class B	14,611	648,144
SiteOne Landscape Supply, Inc. (a)(b)	216,426	20,895,930
Systemax, Inc.	66,614	1,575,421
Textainer Group Holdings Ltd. (a)	280,752	2,658,721
Titan Machinery, Inc. (a)	102,679	1,253,711
Transcat, Inc. (a)	35,554	1,087,952
Triton International Ltd.	285,424	10,717,671
Veritiv Corp. (a)	68,076	958,510
Willis Lease Finance Corp. (a)	14,699	871,651
		150,538,068

TOTAL INDUSTRIALS		1,717,938,587

INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 1.1%
Acacia Communications, Inc. (a)	199,979	13,708,560
ADTRAN, Inc.	257,823	2,333,298
Applied Optoelectronics, Inc. (a)(b)	100,528	1,135,966
CalAmp Corp. (a)	179,462	1,726,424
Calix Networks, Inc. (a)	252,841	2,316,024
Cambium Networks Corp. (a)	28,841	199,291
Casa Systems, Inc. (a)	166,526	667,769
Clearfield, Inc. (a)	52,642	669,606
Comtech Telecommunications Corp.	126,649	3,661,423
Dasan Zhone Solutions, Inc. (a)	43,954	389,432
Digi International, Inc. (a)	149,487	2,361,147
Extreme Networks, Inc. (a)	631,167	3,723,885
Harmonic, Inc. (a)	467,375	3,287,983
Infinera Corp. (a)	947,513	6,983,171
Inseego Corp. (a)(b)	241,023	1,617,264
InterDigital, Inc.	165,833	9,162,273
KVH Industries, Inc. (a)	80,685	830,249
Lumentum Holdings, Inc. (a)	409,557	31,032,134
NETGEAR, Inc. (a)	158,909	4,087,139
NetScout Systems, Inc. (a)	380,569	9,784,429
Plantronics, Inc.	179,657	5,159,749
Sonus Networks, Inc. (a)	314,196	886,033
Tessco Technologies, Inc.	35,038	217,236
Viavi Solutions, Inc. (a)	1,217,666	17,169,091
		123,109,576
Electronic Equipment & Components - 2.6%
Airgain, Inc. (a)	45,523	430,192
Akoustis Technologies, Inc. (a)(b)	134,754	990,442
Anixter International, Inc. (a)	160,936	15,707,354
Arlo Technologies, Inc. (a)	401,567	1,714,691
AVX Corp.	249,706	5,061,541
Badger Meter, Inc.	151,696	8,959,166
Bel Fuse, Inc. Class B (non-vtg.)	52,359	906,858
Belden, Inc.	207,157	10,206,625
Benchmark Electronics, Inc.	195,632	6,021,553
Coda Octopus Group, Inc. (a)(b)	24,582	154,621
CTS Corp.	173,538	5,086,399
Daktronics, Inc.	192,882	1,138,004
ePlus, Inc. (a)	70,598	5,628,073
Fabrinet (a)	193,462	12,195,844
FARO Technologies, Inc. (a)	91,915	4,748,329
Fitbit, Inc. (a)	1,192,790	7,776,991
II-VI, Inc. (a)	473,658	15,938,592
Insight Enterprises, Inc. (a)	184,624	12,161,183
Iteris, Inc. (a)	211,190	1,068,621
Itron, Inc. (a)	181,407	14,830,022
KEMET Corp.	301,319	7,846,347
Kimball Electronics, Inc. (a)	129,005	2,087,301
Knowles Corp. (a)	429,689	8,477,764
Methode Electronics, Inc. Class A	193,878	6,349,505
MTS Systems Corp.	95,535	4,842,669
Napco Security Technolgies, Inc. (a)	61,953	1,821,418
nLIGHT, Inc. (a)(b)	175,952	3,091,477
Novanta, Inc. (a)	178,574	16,202,019
OSI Systems, Inc. (a)	89,066	7,707,772
Par Technology Corp. (a)(b)	61,578	2,095,499
PC Connection, Inc.	59,795	2,980,183
Plexus Corp. (a)	153,084	10,887,334
Rogers Corp. (a)	98,186	11,561,402
Sanmina Corp. (a)	364,151	11,594,568
ScanSource, Inc. (a)	134,541	4,694,135
Tech Data Corp. (a)	187,605	27,003,864
TTM Technologies, Inc. (a)	525,222	7,557,945
Vishay Intertechnology, Inc.	703,058	14,265,047
Vishay Precision Group, Inc. (a)	55,758	1,925,881
Wrap Technologies, Inc. (a)(b)	46,152	307,834
		284,025,065
IT Services - 2.2%
3PEA International, Inc. (a)(b)	161,423	1,410,837
Brightcove, Inc. (a)	208,657	1,806,970
Cardtronics PLC (a)(b)	195,164	8,782,380
Cass Information Systems, Inc.	75,332	4,069,435
Conduent, Inc. (a)	922,260	3,947,273
CSG Systems International, Inc.	174,029	8,670,125
Endurance International Group Holdings, Inc. (a)	381,760	1,801,907
EVERTEC, Inc.	321,455	10,791,244
EVO Payments, Inc. Class A (a)	188,329	5,218,597
Exela Technologies, Inc. (a)	215,173	80,819
ExlService Holdings, Inc. (a)	176,746	12,921,900
GTT Communications, Inc. (a)(b)	179,446	2,126,435
Hackett Group, Inc.	131,282	2,028,963
i3 Verticals, Inc. Class A (a)	77,301	2,496,049
Information Services Group, Inc. (a)	154,872	418,154
International Money Express, Inc. (a)	95,436	1,009,713
KBR, Inc.	748,959	20,371,685
Limelight Networks, Inc. (a)	604,504	3,016,475
Liveramp Holdings, Inc. (a)	355,297	14,297,151
ManTech International Corp. Class A	141,574	11,365,561
Maximus, Inc.	335,414	24,065,955
NIC, Inc.	349,098	6,887,704
Perficient, Inc. (a)	169,113	8,404,916
Perspecta, Inc.	739,681	20,762,846
PRG-Schultz International, Inc. (a)	93,301	369,472
Priority Technology Holdings, Inc. (a)	30,211	90,331
Science Applications International Corp.	306,063	26,863,150
StarTek, Inc. (a)	79,800	608,874
Sykes Enterprises, Inc. (a)	202,419	6,799,254
Ttec Holdings, Inc.	76,265	3,029,246
Tucows, Inc. (a)(b)	50,591	3,048,108
Unisys Corp. (a)	272,092	2,642,013
Verra Mobility Corp. (a)	674,829	10,750,026
Virtusa Corp. (a)	152,347	6,343,729
		237,297,297
Semiconductors & Semiconductor Equipment - 2.9%
Adesto Technologies Corp. (a)(b)	142,299	1,010,323
Advanced Energy Industries, Inc. (a)	201,540	14,095,708
Alpha & Omega Semiconductor Ltd. (a)	107,705	1,312,924
Ambarella, Inc. (a)	167,375	9,898,558
Amkor Technology, Inc. (a)	521,142	5,862,848
Axcelis Technologies, Inc. (a)	172,348	4,162,204
AXT, Inc. (a)	203,396	793,244
Brooks Automation, Inc.	375,898	14,314,196
Cabot Microelectronics Corp.	153,421	22,324,290
Ceva, Inc. (a)	115,534	3,159,855
Cirrus Logic, Inc. (a)	308,249	23,676,606
Cohu, Inc.	213,911	4,785,189
Diodes, Inc. (a)	217,287	11,220,701
DSP Group, Inc. (a)	117,007	1,691,921
Enphase Energy, Inc. (a)(b)	486,608	15,337,884
FormFactor, Inc. (a)	400,050	10,125,266
GSI Technology, Inc. (a)	72,989	591,941
Ichor Holdings Ltd. (a)	116,962	3,905,361
Impinj, Inc. (a)(b)	89,286	2,873,223
Inphi Corp. (a)	238,068	18,083,645
Lattice Semiconductor Corp. (a)	668,595	12,435,867
MACOM Technology Solutions Holdings, Inc. (a)	242,826	6,901,115
MaxLinear, Inc. Class A (a)	351,348	6,847,773
NeoPhotonics Corp. (a)	207,122	1,580,341
NVE Corp.	25,608	1,878,603
Onto Innovation, Inc. (a)	254,862	9,669,464
PDF Solutions, Inc. (a)	151,197	2,382,865
Photronics, Inc. (a)	344,926	4,408,154
Power Integrations, Inc.	149,933	14,643,956
Rambus, Inc. (a)	585,245	9,287,838
Semtech Corp. (a)	348,977	16,817,202
Silicon Laboratories, Inc. (a)	227,173	22,333,378
SMART Global Holdings, Inc. (a)	72,524	2,187,324
SunPower Corp. (a)(b)	334,568	2,850,519
Synaptics, Inc. (a)(b)	178,191	11,883,558
Ultra Clean Holdings, Inc. (a)	209,293	4,815,832
Veeco Instruments, Inc. (a)	257,448	3,282,462
Xperi Corp.	259,040	4,167,954
		307,600,092
Software - 4.9%
8x8, Inc. (a)(b)	496,932	9,252,874
A10 Networks, Inc. (a)	263,765	1,796,240
ACI Worldwide, Inc. (a)	609,531	20,998,343
Agilysys, Inc. (a)	110,538	3,592,485
Alarm.com Holdings, Inc. (a)	194,494	8,544,121
Altair Engineering, Inc. Class A (a)(b)	212,073	7,836,097
American Software, Inc. Class A	152,941	2,283,409
AppFolio, Inc. (a)(b)	83,338	10,953,947
Appian Corp. Class A (a)(b)	180,647	9,220,223
Avaya Holdings Corp. (a)(b)	588,137	7,510,509
Benefitfocus, Inc. (a)(b)	157,653	2,916,581
Blackbaud, Inc.	258,733	20,266,556
BlackLine, Inc. (a)	229,124	14,015,515
Bottomline Technologies, Inc. (a)	229,245	12,287,532
Box, Inc. Class A (a)	758,896	11,406,207
ChannelAdvisor Corp. (a)	140,192	1,312,197
Cloudera, Inc. (a)(b)	1,275,823	13,128,219
CommVault Systems, Inc. (a)	216,661	9,754,078
Cornerstone OnDemand, Inc. (a)	300,859	17,690,509
Digimarc Corp. (a)(b)	61,769	1,933,987
Digital Turbine, Inc. (a)	417,012	2,602,155
Domo, Inc. Class B (a)	92,106	2,230,807
Ebix, Inc.	123,477	4,251,313
eGain Communications Corp. (a)	107,478	773,842
Envestnet, Inc. (a)	255,346	20,139,139
Everbridge, Inc. (a)(b)	176,201	15,970,859
Five9, Inc. (a)	316,824	22,725,786
Forescout Technologies, Inc. (a)	224,879	6,411,300
GTY Govtech, Inc. (a)(b)	209,206	1,309,630
Ideanomics, Inc. (a)(b)	259,599	152,618
Instructure, Inc. (a)	182,895	8,932,592
Intelligent Systems Corp. (a)(b)	36,454	1,547,472
j2 Global, Inc.	246,253	23,605,813
LivePerson, Inc. (a)	329,306	13,504,839
Majesco (a)	36,001	250,927
MicroStrategy, Inc. Class A (a)	43,829	6,663,323
Mitek Systems, Inc. (a)	201,627	1,967,880
MobileIron, Inc. (a)	527,187	2,514,682
Model N, Inc. (a)	174,082	5,429,618
Onespan, Inc. (a)	174,902	2,906,871
Phunware, Inc. (a)(b)	155,906	138,756
Ping Identity Holding Corp. (a)(b)	72,765	1,764,551
Progress Software Corp.	235,480	10,627,212
PROS Holdings, Inc. (a)	174,564	10,473,840
Q2 Holdings, Inc. (a)	231,169	20,155,625
QAD, Inc. Class A	60,951	3,135,929
Qualys, Inc. (a)	178,084	15,268,922
Rapid7, Inc. (a)	261,132	15,506,018
Rimini Street, Inc. (a)	94,749	473,745
Rosetta Stone, Inc. (a)	109,947	1,885,591
SailPoint Technologies Holding, Inc. (a)	454,095	11,393,244
SecureWorks Corp. (a)(b)	42,706	671,765
SharpSpring, Inc. (a)(b)	48,759	602,661
ShotSpotter, Inc. (a)(b)	43,206	1,186,005
SPS Commerce, Inc. (a)	185,180	10,523,779
SurveyMonkey (a)	460,866	8,134,285
Synchronoss Technologies, Inc. (a)(b)	203,538	1,112,335
Telaria, Inc. (a)	234,964	2,384,885
TeleNav, Inc. (a)	177,915	798,838
Tenable Holdings, Inc. (a)	199,515	5,436,784
TiVo Corp.	660,578	4,809,008
Upland Software, Inc. (a)	121,655	4,749,411
Varonis Systems, Inc. (a)	156,956	13,130,939
Verint Systems, Inc. (a)	351,096	20,363,568
VirnetX Holding Corp. (a)(b)	322,780	1,226,564
Workiva, Inc. (a)	194,884	8,865,273
Yext, Inc. (a)(b)	500,750	7,481,205
Zix Corp. (a)	281,652	1,901,151
Zuora, Inc. (a)	468,226	6,906,334
		521,699,318
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)(b)	610,065	6,643,608
Astro-Med, Inc.	34,052	423,607
Avid Technology, Inc. (a)(b)	151,373	1,272,290
Diebold Nixdorf, Inc. (a)(b)	405,640	4,668,916
Immersion Corp. (a)	164,644	1,205,194
Sonim Technologies, Inc.	48,634	156,115
Stratasys Ltd. (a)(b)	272,139	4,893,059
		19,262,789

TOTAL INFORMATION TECHNOLOGY		1,492,994,137

MATERIALS - 3.7%
Chemicals - 1.8%
A. Schulman, Inc. rights (a)(c)	74,621	32,311
Advanced Emissions Solutions, Inc. (b)	86,528	985,554
AdvanSix, Inc. (a)	149,630	2,801,074
American Vanguard Corp.	154,983	2,895,082
Amyris, Inc. (a)(b)	310,805	795,661
Balchem Corp.	170,548	18,422,595
Chase Corp.	39,162	3,601,729
Ferro Corp. (a)	432,322	5,914,165
Flotek Industries, Inc. (a)	283,475	481,908
FutureFuel Corp.	139,735	1,531,496
GCP Applied Technologies, Inc. (a)	286,644	6,369,230
H.B. Fuller Co.	268,965	12,428,873
Hawkins, Inc.	51,675	2,158,982
Ingevity Corp. (a)	222,782	14,529,842
Innophos Holdings, Inc.	104,061	3,325,790
Innospec, Inc.	128,493	12,943,100
Intrepid Potash, Inc. (a)	503,601	1,198,570
Koppers Holdings, Inc. (a)	100,213	3,144,684
Kraton Performance Polymers, Inc. (a)	166,806	2,743,959
Kronos Worldwide, Inc.	119,663	1,297,147
Livent Corp. (a)	778,562	7,326,268
LSB Industries, Inc. (a)	116,265	351,120
Marrone Bio Innovations, Inc. (a)	257,805	296,476
Minerals Technologies, Inc.	184,842	10,005,497
OMNOVA Solutions, Inc. (a)	223,670	2,261,304
Orion Engineered Carbons SA	319,012	5,008,488
PolyOne Corp.	406,667	13,493,211
PQ Group Holdings, Inc. (a)	199,163	3,049,186
Quaker Chemical Corp.	69,476	11,534,406
Rayonier Advanced Materials, Inc. (b)	256,901	791,255
Sensient Technologies Corp.	223,693	13,365,657
Stepan Co.	108,334	10,687,149
Trecora Resources (a)	100,826	682,592
Tredegar Corp.	139,247	2,833,676
Trinseo SA	208,440	5,986,397
Tronox Holdings PLC	483,676	4,091,899
Valhi, Inc.	140,892	233,881
		189,600,214
Construction Materials - 0.2%
Forterra, Inc. (a)	97,218	1,258,973
Summit Materials, Inc. (a)	596,464	13,104,314
U.S. Concrete, Inc. (a)	85,392	3,039,101
United States Lime & Minerals, Inc.	10,772	966,787
		18,369,175
Containers & Packaging - 0.1%
Greif, Inc.:
Class A	150,847	6,097,236
Class B	19,418	920,413
Myers Industries, Inc.	190,583	3,083,633
UFP Technologies, Inc. (a)	36,996	1,725,123
		11,826,405
Metals & Mining - 1.2%
AK Steel Holding Corp. (a)(b)	1,672,075	4,614,927
Allegheny Technologies, Inc. (a)(b)	666,703	11,500,627
Carpenter Technology Corp.	249,553	9,917,236
Century Aluminum Co. (a)(b)	271,259	1,434,960
Cleveland-Cliffs, Inc. (b)	1,422,970	9,989,249
Coeur d'Alene Mines Corp. (a)	1,264,506	7,624,971
Commercial Metals Co.	622,414	12,790,608
Compass Minerals International, Inc.	180,526	10,450,650
Ferroglobe Representation & Warranty Insurance (a)(c)	73,951	1
Gold Resource Corp.	320,993	1,765,462
Haynes International, Inc.	67,392	1,806,780
Hecla Mining Co.	2,606,084	7,896,435
Kaiser Aluminum Corp.	83,216	8,334,082
Materion Corp.	107,666	5,846,264
Mayville Engineering Co., Inc.	32,249	245,415
Novagold Resources, Inc. (a)	1,229,732	11,215,706
Olympic Steel, Inc.	48,899	718,815
Pan American Silver Corp. rights (a)(c)	1,046,441	10
Ramaco Resources, Inc. (a)	39,437	121,072
Ryerson Holding Corp. (a)	86,950	891,238
Schnitzer Steel Industries, Inc. Class A	134,870	2,168,710
SunCoke Energy, Inc.	391,238	2,300,479
Synalloy Corp. (a)	38,056	488,258
TimkenSteel Corp. (a)(b)	218,356	1,393,111
Warrior Metropolitan Coal, Inc.	274,188	5,171,186
Worthington Industries, Inc.	204,694	7,528,645
		126,214,897
Paper & Forest Products - 0.4%
Boise Cascade Co.	206,225	7,465,345
Clearwater Paper Corp. (a)	85,641	2,415,076
Louisiana-Pacific Corp.	625,177	19,180,430
Neenah, Inc.	89,171	5,942,355
P.H. Glatfelter Co.	234,198	3,911,107
Schweitzer-Mauduit International, Inc.	164,060	5,747,022
Verso Corp. (a)	186,027	3,134,555
		47,795,890

TOTAL MATERIALS		393,806,581

REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust (SBI)	455,787	11,312,633
Agree Realty Corp.	220,133	16,714,699
Alexander & Baldwin, Inc.	366,896	8,020,347
Alexanders, Inc.	11,570	3,733,408
American Assets Trust, Inc.	257,668	11,739,354
American Finance Trust, Inc.	570,425	7,398,412
Armada Hoffler Properties, Inc.	295,212	5,414,188
Ashford Hospitality Trust, Inc.	480,047	1,180,916
Bluerock Residential Growth (REIT), Inc.	127,066	1,466,342
Braemar Hotels & Resorts, Inc.	161,288	1,287,078
BRT Realty Trust	49,405	851,248
CareTrust (REIT), Inc.	509,217	11,294,433
CatchMark Timber Trust, Inc.	266,220	2,731,417
CBL & Associates Properties, Inc. (b)	890,734	748,217
Cedar Realty Trust, Inc.	457,903	1,190,548
Chatham Lodging Trust	245,715	4,017,440
CIM Commercial Trust Corp.	11,315	176,061
City Office REIT, Inc.	290,028	3,921,179
Clipper Realty, Inc.	73,130	779,566
Community Healthcare Trust, Inc.	103,848	4,898,510
CoreCivic, Inc.	633,693	10,107,403
CorEnergy Infrastructure Trust, Inc.	70,051	3,194,326
CorePoint Lodging, Inc.	215,106	1,968,220
DiamondRock Hospitality Co.	1,069,504	10,342,104
Easterly Government Properties, Inc.	394,155	9,542,493
EastGroup Properties, Inc.	200,984	27,347,893
Essential Properties Realty Trust, Inc.	428,674	11,835,689
Farmland Partners, Inc.	151,489	981,649
First Industrial Realty Trust, Inc.	667,595	28,506,307
Four Corners Property Trust, Inc.	367,329	11,126,395
Franklin Street Properties Corp.	561,062	4,264,071
Front Yard Residential Corp. Class B	266,999	2,864,899
Getty Realty Corp.	181,950	5,735,064
Gladstone Commercial Corp.	167,364	3,568,200
Gladstone Land Corp.	103,000	1,362,690
Global Medical REIT, Inc.	176,275	2,573,615
Global Net Lease, Inc.	476,068	9,868,890
Government Properties Income Trust	254,160	8,649,065
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	337,374	11,501,080
Healthcare Realty Trust, Inc.	703,149	25,355,553
Hersha Hospitality Trust	186,864	2,423,626
Independence Realty Trust, Inc.	490,582	7,196,838
Industrial Logistics Properties Trust	345,330	7,904,604
Investors Real Estate Trust	63,803	4,702,281
iStar Financial, Inc.	317,408	4,621,460
Jernigan Capital, Inc.	116,143	2,321,699
Kite Realty Group Trust	443,361	7,625,809
Lexington Corporate Properties Trust	1,282,318	14,195,260
LTC Properties, Inc.	210,844	9,732,559
Mack-Cali Realty Corp.	461,026	10,124,131
Monmouth Real Estate Investment Corp. Class A	496,075	7,257,577
National Health Investors, Inc.	226,048	19,073,930
National Storage Affiliates Trust	316,953	10,823,945
New Senior Investment Group, Inc.	446,588	3,403,001
NexPoint Residential Trust, Inc.	106,890	5,216,232
One Liberty Properties, Inc.	87,267	2,385,880
Pebblebrook Hotel Trust	689,776	16,361,487
Pennsylvania Real Estate Investment Trust (SBI) (b)	365,618	1,440,535
Physicians Realty Trust	998,632	19,323,529
Piedmont Office Realty Trust, Inc. Class A	665,166	15,425,200
Potlatch Corp.	352,046	15,137,978
Preferred Apartment Communities, Inc. Class A	246,952	2,909,095
PS Business Parks, Inc.	106,661	17,872,117
QTS Realty Trust, Inc. Class A	306,181	17,415,575
Ramco-Gershenson Properties Trust (SBI)	419,894	5,857,521
Retail Opportunity Investments Corp.	606,342	10,047,087
Retail Value, Inc.	82,605	2,715,226
Rexford Industrial Realty, Inc.	587,328	28,303,336
RLJ Lodging Trust	896,661	13,952,045
Ryman Hospitality Properties, Inc.	243,332	20,690,520
Sabra Health Care REIT, Inc.	1,023,424	22,003,616
Safety Income and Growth, Inc.	57,915	2,603,858
Saul Centers, Inc.	65,642	3,241,402
Senior Housing Properties Trust (SBI)	1,258,229	9,713,528
Seritage Growth Properties	180,543	6,629,539
Stag Industrial, Inc.	707,920	22,823,341
Summit Hotel Properties, Inc.	555,170	6,156,835
Sunstone Hotel Investors, Inc.	1,190,568	15,096,402
Tanger Factory Outlet Centers, Inc. (b)	479,981	7,022,122
Terreno Realty Corp.	350,553	20,072,665
The GEO Group, Inc.	633,079	10,002,648
UMH Properties, Inc.	195,853	3,094,477
Uniti Group, Inc.	983,737	6,227,055
Universal Health Realty Income Trust (SBI)	69,099	8,523,362
Urban Edge Properties	614,281	11,296,628
Urstadt Biddle Properties, Inc. Class A	161,868	3,669,548
Washington Prime Group, Inc. (b)	1,001,673	3,015,036
Washington REIT (SBI)	427,048	12,999,341
Whitestone REIT Class B	207,145	2,713,600
Xenia Hotels & Resorts, Inc.	603,702	11,283,190
		784,219,878
Real Estate Management & Development - 0.7%
Altisource Portfolio Solutions SA (a)(b)	29,993	557,870
American Realty Investments, Inc. (a)	11,408	167,698
Consolidated-Tomoka Land Co.	26,007	1,650,404
Cushman & Wakefield PLC (a)	597,604	11,485,949
eXp World Holdings, Inc. (a)(b)	113,324	1,251,097
Forestar Group, Inc. (a)	66,410	1,346,131
FRP Holdings, Inc. (a)	35,677	1,688,949
Griffin Industrial Realty, Inc.	5,509	223,115
Kennedy-Wilson Holdings, Inc.	650,140	14,017,018
Marcus & Millichap, Inc. (a)	122,323	4,330,234
Maui Land & Pineapple, Inc. (a)	30,839	322,268
Newmark Group, Inc.	763,636	8,987,996
RE/MAX Holdings, Inc.	96,017	3,675,531
Realogy Holdings Corp. (b)	601,810	6,373,168
Redfin Corp. (a)(b)	475,554	11,570,229
Stratus Properties, Inc. (a)	27,713	824,462
Tejon Ranch Co. (a)	111,016	1,787,358
The RMR Group, Inc.	80,690	3,717,388
The St. Joe Co. (a)(b)	177,572	3,730,788
Transcontinental Realty Investors, Inc. (a)	4,246	136,934
		77,844,587

TOTAL REAL ESTATE		862,064,465

UTILITIES - 3.9%
Electric Utilities - 1.1%
Allete, Inc.	274,517	22,916,679
El Paso Electric Co.	212,678	14,481,245
Genie Energy Ltd. Class B	76,502	553,109
MGE Energy, Inc.	185,945	14,862,584
Otter Tail Corp.	210,401	11,269,078
PNM Resources, Inc.	421,781	22,873,184
Portland General Electric Co.	474,124	29,158,626
Spark Energy, Inc. Class A, (b)	65,134	618,122
		116,732,627
Gas Utilities - 1.2%
Chesapeake Utilities Corp.	86,261	8,299,171
New Jersey Resources Corp.	469,444	19,397,426
Northwest Natural Holding Co.	160,607	11,785,342
ONE Gas, Inc.	276,033	26,085,119
RGC Resources, Inc.	38,331	970,541
South Jersey Industries, Inc.	490,738	15,114,730
Southwest Gas Holdings, Inc.	287,511	21,709,956
Spire, Inc.	262,503	22,134,253
		125,496,538
Independent Power and Renewable Electricity Producers - 0.5%
Atlantic Power Corp. (a)	536,873	1,283,128
Clearway Energy, Inc.:
Class A	118,579	2,453,400
Class C	454,181	9,615,012
Ormat Technologies, Inc.	210,291	16,667,665
Pattern Energy Group, Inc.	464,952	12,511,858
Sunnova Energy International, Inc.	73,420	997,044
Terraform Power, Inc.	419,359	7,586,204
		51,114,311
Multi-Utilities - 0.6%
Avista Corp.	352,553	17,927,320
Black Hills Corp.	323,181	26,833,718
NorthWestern Energy Corp.	267,553	20,593,554
Unitil Corp.	79,269	4,890,105
		70,244,697
Water Utilities - 0.5%
American States Water Co.	194,133	17,192,418
AquaVenture Holdings Ltd. (a)	74,220	2,003,940
Artesian Resources Corp. Class A	38,268	1,443,469
Cadiz, Inc. (a)(b)	68,784	625,590
California Water Service Group	255,498	13,428,975
Consolidated Water Co., Inc.	78,921	1,350,338
Global Water Resources, Inc.	57,373	724,621
Middlesex Water Co.	86,511	5,645,708
Pure Cycle Corp. (a)	90,044	1,169,672
SJW Corp.	139,967	10,266,579
York Water Co.	70,415	3,334,854
		57,186,164

TOTAL UTILITIES		420,774,337

TOTAL COMMON STOCKS
(Cost $9,974,503,790)		10,713,496,516
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (d)
(Cost $1,197,171)	1,200,000	1,197,720
	Shares	Value

Money Market Funds - 8.6%
Fidelity Cash Central Fund 1.58% (e)	33,974,498	$33,981,293
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	885,912,997	886,001,588
TOTAL MONEY MARKET FUNDS
(Cost $919,964,364)		919,982,881
TOTAL INVESTMENT IN SECURITIES - 108.1%
(Cost $10,895,665,325)		11,634,677,117
NET OTHER ASSETS (LIABILITIES) - (8.1)%(g)		(868,987,613)
NET ASSETS - 100%		$10,765,689,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	677	March 2020	$54,657,595	$(840,318)	$(840,318)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,197,720.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $744,095 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,064,376
Fidelity Securities Lending Cash Central Fund	11,546,866
Total	$12,611,242

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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